UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders.

February 28, 2015

SEMI-ANNUAL REPORT

SEI Tax-Exempt Trust

† Tax Free Fund

† Institutional Tax Free Fund

† Intermediate-Term Municipal Fund

† Short Duration Municipal Fund

† California Municipal Bond Fund

† Massachusetts Municipal Bond Fund

† New Jersey Municipal Bond Fund

† New York Municipal Bond Fund

† Pennsylvania Municipal Bond Fund

† Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 101.0%

Alaska — 0.1%
North Slope, Ser A, GO
2.000%, 06/30/15	$1,300	$1,308

California — 6.1%
California State, Communities Development Authority, TECP
0.140%, 03/02/15	1,400	1,400
0.140%, 05/04/15	7,500	7,500
0.140%, 08/07/15	1,500	1,500
California State, Department of Water Resources, GO
0.040%, 03/03/15	6,117	6,117
California State, Health Facilities Financing Authority, Ser C, RB
0.010%, 03/04/15 (A) (B)	6,900	6,900
California State, Rady Childrens Hospital Project, Ser C, RB
0.010%, 03/05/15 (A) (B)	5,900	5,900
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.010%, 03/05/15 (A) (B)	2,000	2,000
Eclipse Funding Trust, Ser 2007-0061, RB
0.020%, 03/05/15 (A) (B)	8,225	8,225
Irvine Ranch, Water District, Ser A1, SAB
0.050%, 03/06/15 (B)	3,100	3,100
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.010%, 03/05/15 (A) (B)	1,800	1,800
University of California, Ser AL-1, RB
0.010%, 03/05/15 (A) (B)	10,100	10,100
University of California, Ser AL4, RB
0.010%, 03/05/15 (A)	8,000	8,000

		62,542

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.8%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.030%, 03/04/15 (A)	$7,845	$7,845

Connecticut — 2.1%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.020%, 03/05/15 (A)	7,900	7,900
Connecticut State, Housing Finance Authority, Ser C2, RB
0.020%, 03/05/15 (A)	5,595	5,595
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.020%, 03/05/15 (A) (B)	4,945	4,945
Shelton, BAN
1.000%, 07/31/15	2,500	2,509

		20,949

District of Columbia — 0.3%
District of Columbia, American University Project, RB
0.020%, 03/03/15 (A) (B)	3,500	3,500

Florida — 14.1%
Florida State, Board of Administration Finance, Ser A, RB
5.000%, 07/01/15 (A)	1,800	1,830
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.060%, 03/05/15 (A) (B)	1,750	1,750
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.020%, 03/04/15 (A) (B)	10,250	10,250
Gainesville, Utilities System Revenue, Ser B, RB
0.010%, 03/02/15 (A) (B)	4,500	4,500
Highlands County, Health Facilities Authority, RB
0.010%, 03/05/15 (A)	14,450	14,450
Kissimmee, Utility Authority, TECP
0.100%, 03/04/15	9,000	9,000
0.060%, 04/02/15	11,500	11,500
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.010%, 03/03/15 (A) (B)	5,700	5,700

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Broward, Hospital District, RB, NATL
0.010%, 03/05/15 (A) (B)	$4,700	$4,700
Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.010%, 03/05/15 (A) (B)	27,100	27,100
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.020%, 03/05/15 (A) (B)	5,315	5,315
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.030%, 03/05/15 (A) (B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.020%, 03/05/15 (A) (B)	5,600	5,600
RBC Municipal Products Trust, Ser E43, GO
0.020%, 03/05/15 (A) (B)	18,050	18,050
RBC Municipal Products Trust, Ser E50, GO
0.020%, 03/02/15 (A) (B)	21,960	21,960

		143,605

Georgia — 2.0%
Georgia State, Municipal Electric Authority, Various Project, Ser B, RB
0.010%, 03/04/15 (A) (B)	9,205	9,205
Macon, Water Authority, Ser A, RB
0.030%, 03/05/15 (A)	10,805	10,805

		20,010

Illinois — 4.1%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.120%, 03/04/15 (A) (B)	600	600
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.020%, 03/04/15 (A) (B)	600	600
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.030%, 03/04/15 (A) (B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.020%, 03/05/15 (A)	19,041	19,041

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.020%, 03/04/15 (A) (B)	$3,400	$3,400
0.020%, 03/05/15 (A) (B)	5,000	5,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.170%, 03/07/15 (A) (B)	7,190	7,190

		41,931

Indiana — 2.6%
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.120%, 03/05/15 (A) (B)	3,500	3,500
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	1,750	1,750
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.040%, 03/05/15 (A) (B)	1,490	1,490
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.020%, 03/05/15 (A) (B)	4,000	4,000
Indiana State, Finance Authority, Sisters St. Francis Health Facilities Project, Ser F, RB
0.010%, 03/05/15 (A) (B)	2,680	2,680
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser B, RB
0.010%, 03/04/15 (A) (B)	5,400	5,400
Indiana State, Health Facility Financing Authority, Ser A, RB
0.010%, 03/05/15 (A) (B)	7,500	7,500

		26,320

Kansas — 3.2%
Burlington, Power and Light Authority, Ser A, RB
0.020%, 03/04/15 (A) (B)	18,400	18,400
Kansas State, Development Finance Authority, RB
0.040%, 03/05/15 (A)	5,420	5,420
Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	9,100	9,100

		32,920

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 3.1%
BB&T Municipal Trust, Ser 2008, RB
0.020%, 03/05/15 (A) (B)	$9,995	$9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.020%, 03/04/15 (A) (B)	5,500	5,500
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.020%, 03/05/15 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 08/01/15	2,750	2,759
Warren County, Higher Education Authority, WKU Student Life Foundation, RB
0.030%, 03/05/15 (A) (B)	1,220	1,220
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.030%, 03/06/15 (A) (B)	4,900	4,900

		31,374

Louisiana — 0.9%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.020%, 03/04/15 (A) (B)	9,700	9,700

Maryland — 2.4%
Montgomery County, Housing Opportunites Commission, Ser C, RB, FHLMC /FNMA/GNMA
0.030%, 03/03/15 (A) (B)	5,405	5,405
Montgomery County, Trinity Health Credit Group Project, RB
0.060%, 05/06/15	10,000	10,000
Montgomery County, Trinity Health Credit Group Project, RB
0.060%, 03/01/15 (A)	4,800	4,800
0.060%, 04/30/15 (A)	4,600	4,600

		24,805

Massachusetts — 2.4%
Clipper, Tax-Exempt Certificate Trust, GO
0.050%, 03/05/15 (A)	3,300	3,300
Leominster, BAN
1.000%, 06/26/15	1,000	1,003

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Massachusetts State, Bay Transportation Authority, RB
0.030%, 03/10/15	$2,800	$2,800
Massachusetts State, Health & Educational Facilities Authority, RB
0.010%, 03/05/15 (A)	7,400	7,400
Massachusetts State, Port Authority, GO
0.070%, 05/07/15	2,200	2,200
RBC Municipal Products Trust, Ser E38, RB
0.030%, 03/06/15 (A) (B)	2,000	2,000
University of Massachusetts, Building Authority, Ser 1, RB
0.010%, 03/04/15 (A)	6,000	6,000

		24,703

Michigan — 2.9%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.030%, 03/01/15 (A)	11,600	11,600
Michigan State, Building Authority, RB
0.020%, 03/05/15 (A) (B)	6,495	6,495
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.060%, 03/05/15 (A)	3,700	3,700
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.060%, 06/01/15 (A) (B)	3,900	3,900
University of Michigan, Ser A, RB
0.010%, 03/05/15 (A)	3,500	3,500

		29,195

Minnesota — 0.1%
Minnesota State, Ser A, GO
5.000%, 06/01/15	1,000	1,012

Missouri — 2.0%
Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
0.010%, 03/01/15 (A)	7,200	7,200
Missouri State, Health & Educational Facilities Authority, BJC Health System Project, Ser C, RB
0.010%, 03/03/15 (A)	4,950	4,950
Missouri State, Health & Educational Facilities Authority, RB
0.080%, 05/05/15	4,200	4,200

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.040%, 03/05/15 (A) (B)	$800	$800
Missouri State, Health Education Authority, TECP
0.090%, 03/04/15	2,100	2,100
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.020%, 03/05/15 (A) (B)	1,200	1,200

		20,450

Nebraska — 0.9%
Omaha, Public Power District, RB
0.110%, 04/07/15	2,000	2,000
0.110%, 04/09/15	7,200	7,200

		9,200

Nevada — 2.0%
Clipper, Tax-Exempt Certificate Trust, Ser 2015-1A-144A, GO
0.030%, 03/05/15 (A)	11,975	11,975
Nevada State, Ser D, TECP, NATL
5.000%, 07/01/15	1,845	1,875
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Ser Senior Lien, RB
0.030%, 03/01/15 (A) (B)	6,250	6,250

		20,100

New Hampshire — 1.0%
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.020%, 03/05/15 (A) (B)	2,090	2,090
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.010%, 03/01/15 (A)	7,715	7,715

		9,805

New Jersey — 7.4%
Clipper, Tax-Exempt Certificate Trust, RB
0.020%, 03/05/15 (A)	6,100	6,100
East Brunswick Township, BAN
1.000%, 07/29/15	3,200	3,210
Essex County, GO
0.750%, 09/22/15	11,000	11,036
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.030%, 03/01/15 (A) (B)	11,000	11,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase PUTTERs/DRIVERs, Ser 4464, RB
0.030%, 03/01/15 (A) (B)	$25,995	$25,995
Livingston Township, BAN
1.000%, 05/15/15	2,400	2,404
Readington, GO
1.000%, 08/05/15	2,100	2,108
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,505
Union County, BAN
0.750%, 06/26/15	5,700	5,712
Woodbridge Township, BAN
1.000%, 08/21/15	6,700	6,725

		75,795

New York — 10.8%
Amherst, GO
0.750%, 11/12/15	7,600	7,627
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,100	4,118
Corning City, School District, Ser C, BAN
1.000%, 06/25/15	10,700	10,729
Hamburg, Central School District, BAN
0.750%, 06/12/15	3,900	3,905
Liverpool Central School District, Ser B, GO
1.000%, 10/02/15	1,900	1,908
Nassau County, Interim Finance Authority, Ser D1, RB
0.020%, 03/04/15 (A) (B)	8,385	8,385
New York City, Water & Sewer System, RB
0.020%, 03/01/15 (A)	12,000	12,000
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	4,100	4,100
New York City, Industrial Development Agency, Jewish Board of Family Services Project, RB
0.020%, 03/04/15 (A) (B)	335	335
New York City, Sub-Ser D-4, GO
0.010%, 03/01/15 (A)	16,620	16,620
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.020%, 03/05/15 (A) (B)	1,725	1,725

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
New York State, Dormitory Authority, Northern West Chester Project, RB
0.010%, 03/05/15 (A) (B)	$1,900	$1,900
New York State, Dormitory Authority, Ser F, RB, AMBAC
Pre-Refunded @ 100
5.000%, 03/15/15 (C)	1,200	1,202
New York State, Energy Research & Development Authority, Various Continuing Education, Sub-Ser A2, RB
0.010%, 03/04/15 (A) (B)	5,100	5,100
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.030%, 03/04/15 (A)	5,000	5,000
New York State, Housing Finance Agency, Navy Pier Court Housing Project, Ser S, RB
0.010%, 03/03/15 (A) (B)	3,500	3,500
New York State, Housing Finance Agency, Ser A-2, RB
0.010%, 03/04/15 (A) (B)	1,200	1,200
Niagara Area, Development Authority, Niagara University Project, RB
0.020%, 03/04/15 (A) (B)	2,000	2,000
Sachem Central School District, GO
1.000%, 06/26/15	11,000	11,027
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.040%, 03/04/15 (A) (B)	2,045	2,045
Sullivan County, GO
1.000%, 03/04/16	1,900	1,913
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	3,900	3,911

		110,250

North Carolina — 4.7%
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.020%, 03/04/15 (A) (B)	2,300	2,300
Mecklenburg County, Ser C, GO
5.000%, 03/01/15	1,000	1,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/05/15 (A) (B)	2,405	2,405
North Carolina State, RB
0.080%, 03/12/15	4,122	4,122
0.080%, 04/02/15	3,800	3,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)
North Carolina State, Ser B, GO
5.000%, 06/01/15	$1,650	$1,671
Wake, Various Public Improvements Project, GO
5.000%, 03/01/15	5,400	5,400
Wake, Various Public Improvements Project, Ser B, RB
0.010%, 03/06/15 (A)	16,000	16,000
Water & Sewer System Revenue, Ser B, RB
0.010%, 03/05/15 (A)	10,800	10,800

		47,498

Ohio — 4.2%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.030%, 03/05/15 (A) (B)	4,000	4,000
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.020%, 03/05/15 (A) (B)	8,100	8,100
Franklin, Health Care Project, RB
0.020%, 03/05/15 (A) (B)	3,000	3,000
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 03/06/15 (A) (B)	6,550	6,550
Ohio State University, RB
1.000%, 12/15/15	2,120	2,132
0.090%, 03/05/15	4,200	4,200
Ohio State University, Ser B-1, RB
0.010%, 03/05/15 (A)	13,000	13,000
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	2,000	2,000

		42,982

Pennsylvania — 4.6%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.020%, 03/05/15 (A) (B)	16,115	16,115
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.040%, 03/05/15 (A) (B)	1,825	1,825
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.100%, 03/05/15 (A) (B)	255	255

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tax Free Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.010%, 03/05/15 (A) (B)	$10,480	$10,480
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.020%, 03/03/15 (A) (B)	1,205	1,205
Derry Township, Industrial & Commercial Development Authority, Arena Project, RB
0.030%, 03/05/15 (A) (B)	8,800	8,800
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.030%, 03/05/15 (A) (B)	1,210	1,210
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.040%, 03/06/15 (A) (B)	1,365	1,365
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, RB
0.010%, 03/03/15 (A) (B)	3,975	3,975
Radnor Township, School District, Ser B, GO
Pre-Refunded @ 100
5.000%, 08/15/15 (C)	1,305	1,334
Radnor Township School District, Ser B-2012, GO
Pre-Refunded @ 100
5.000%, 08/15/15 (C)	330	337

		46,901

Rhode Island — 1.0%
Rhode Island State, Health & Educational Building, Ser R, RB
0.010%, 03/05/15 (A) (B)	9,825	9,825

South Carolina — 2.0%
Charleston County, School District Development, GO
0.750%, 03/01/15	11,000	11,000
Chester County, School District, Ser B, GO
1.250%, 03/01/15	1,275	1,275
Georgetown County, School District, Ser B, GO
5.000%, 03/01/15	1,400	1,400
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,150	7,150

		20,825

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.6%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.020%, 03/05/15 (A)	$6,335	$6,335

Tennessee — 3.8%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.020%, 03/04/15 (A) (B)	9,895	9,895
Shelby County, Various Public Improvement Projects, Ser B, GO
0.010%, 03/05/15 (A) (B)	29,000	29,000

		38,895

Texas — 4.1%
Houston, Utility System Revenue Authority, RB
0.010%, 03/05/15 (A) (B)	3,000	3,000
Mesquite, Independent School District, GO, PSF-GTD
0.100%, 05/19/15 (B)	2,500	2,500
RBC Municipal Products Trust, Ser E18, RB
0.020%, 03/05/15 (A) (B)	17,000	17,000
Texas State, A&M University, Ser B, RB
5.000%, 05/15/15	1,400	1,414
Texas State, Industry Educational Services, Ser B, GO
0.020%, 03/04/15 (A) (B)	3,390	3,390
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	11,300	11,377
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.030%, 03/04/15 (A) (B)	1,000	1,000
University of Texas System, Ser B, RB
0.010%, 03/05/15 (A) (B)	2,000	2,000

		41,681

Utah — 0.7%
Emery County, Polution Control, Pacificorp Project, RB
0.020%, 03/04/15 (A) (B)	4,000	4,000
Jordanelle, Special Service District, RB
0.010%, 03/02/15 (A) (B)	1,826	1,826

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Washington County, School District Board of Education, GO
4.000%, 03/01/15	$1,600	$1,600

		7,426

Vermont — 0.4%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	3,950	3,950

Virginia — 0.2%
Virginia Public Building Authority, Ser A-1, RB
4.000%, 08/01/15	1,600	1,626

Washington — 1.1%
Washington State, Housing Finance Commission, RB
0.010%, 03/05/15 (A) (B)	4,900	4,900
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.010%, 03/05/15 (A) (B)	6,250	6,250

		11,150

Wisconsin — 0.3%
Wisconsin, Health & Educational Facilities Authority, Ser B, RB
0.020%, 03/04/15 (A) (B)	3,265	3,265

Multi-State — 2.0%
BB&T Municipal Trust, Ser 1007, RB
0.120%, 03/05/15 (A) (B)	565	565
BB&T Municipal Trust, Ser 1039, RB
0.120%, 03/05/15 (A) (B)	12,425	12,425
FHLMC, Multi-Family Housing, Ser M027, RB
0.030%, 03/05/15 (A) (B)	6,975	6,975

		19,965

Total Municipal Bonds (Cost $1,029,643) ($ Thousands)		1,029,643

Total Investments — 101.0% (Cost $1,029,643) ($ Thousands)		$1,029,643

Percentages are based on Net Assets of $1,019,412 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

GNMA — Government National Mortgage Association

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

As of February 28, 2015, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.9%

Alabama — 0.8%
Tuscaloosa County, Industrial Development Authority, Ser A-R, RB
0.020%, 03/04/15 (A) (B)	$9,500	$9,500

Alaska — 0.1%
North Slope, Ser A, GO
2.000%, 06/30/15	1,400	1,409

California — 4.8%
California State, Communities Development Authority, TECP
0.140%, 03/02/15	1,800	1,800
0.140%, 05/04/15	7,500	7,500
California State, Department of Water Resources, GO
0.040%, 03/03/15	7,000	7,000
California State, Health Facilities Financing Authority, Ser C, RB
0.010%, 03/04/15 (A) (B)	1,200	1,200
California State, RB
0.140%, 08/07/15	1,500	1,500
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.010%, 03/05/15 (A) (B)	3,100	3,100
Irvine Ranch, Water District, Ser A1, SAB
0.050%, 03/06/15 (B)	3,600	3,600
Sacramento Municipal Utility District, Sub-Ser L, RB
0.010%, 03/05/15 (A) (B)	4,750	4,750
San Diego County, Museum of Art Project, COP
0.040%, 03/05/15 (A) (B)	1,200	1,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.030%, 03/05/15 (B)	$11,915	$11,915
University of California, Ser AL-1, RB
0.010%, 03/05/15 (B)	11,600	11,600

		55,165

Colorado — 0.6%
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.030%, 03/04/15 (B)	6,885	6,885

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.020%, 03/05/15 (B)	4,200	4,200
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.020%, 03/05/15 (A) (B)	1,755	1,755
East Lyme, BAN
1.000%, 07/23/15	1,105	1,109
Hartford County, Metropolitan District, Ser B, GO
2.000%, 05/01/15	1,190	1,193

		8,257

District of Columbia — 0.3%
District of Columbia, American University Project, RB
0.020%, 03/03/15 (A) (B)	4,000	4,000

Florida — 9.4%
Florida State, Board of Administration Finance, Ser A, RB
5.000%, 07/01/15 (A)	2,070	2,104
Gainesville, Utilities System Revenue, Ser B, RB
0.010%, 03/02/15 (A) (B)	5,000	5,000
Highlands County, Health Facilities Authority, RB
0.010%, 03/05/15 (B)	3,700	3,700
Kissimmee, Utility Authority, TECP
0.100%, 03/04/15	9,450	9,450
0.060%, 04/02/15	13,250	13,250
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.010%, 03/03/15 (A) (B)	15,300	15,300

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Orlando-Orange County, Expressway Authority, Sub-Ser B2, RB
0.010%, 03/05/15 (A) (B)	$20,435	$20,435
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.020%, 03/05/15 (A) (B)	5,055	5,055
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.030%, 03/05/15 (A) (B)	2,975	2,975
RBC Municipal Products Trust, Ser E43, GO
0.020%, 03/05/15 (A) (B)	6,395	6,395
RBC Municipal Products Trust, Ser E50, GO
0.020%, 03/02/15 (A) (B)	23,800	23,800

		107,464

Georgia — 6.1%
Georgia State, Municipal Electric Authority, Various Project, Ser B, RB
0.010%, 03/04/15 (A) (B)	27,500	27,500
Macon, Water Authority, Ser A, RB
0.030%, 03/05/15 (B)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.020%, 03/05/15 (B)	32,495	32,495
Paulding County, Hospital Authority, Ser B, RB
0.020%, 03/05/15 (A) (B)	6,875	6,875

		69,695

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.110%, 03/05/15 (A) (B)	965	965

Illinois — 3.1%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.120%, 03/04/15 (A) (B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.030%, 03/04/15 (A) (B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.020%, 03/05/15 (B)	27,532	27,532

		35,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.1%
Indiana State, Development Finance Authority, Depauw University Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	$2,895	$2,895
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.040%, 03/05/15 (A) (B)	3,715	3,715
Indiana State, Finance Authority, Sisters St. Francis Health Facilities Project, Ser F, RB
0.010%, 03/05/15 (A) (B)	8,455	8,455
Indiana State, Health Facility Financing Authority, Ser A, RB
0.010%, 03/05/15 (A) (B)	8,500	8,500

		23,565

Kansas — 2.3%
Burlington, Power and Light Authority, Ser A, RB
0.020%, 03/04/15 (A) (B)	10,600	10,600
Kansas State, Development Finance Authority, RB
0.040%, 03/05/15 (B)	7,500	7,500
Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	8,500	8,500

		26,600

Kentucky — 2.0%
Daviess County, Wendell Fosters Campus Project, RB
0.040%, 03/05/15 (A) (B)	1,090	1,090
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.020%, 03/05/15 (A) (B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 08/01/15	2,850	2,859
Warren County, Higher Education Authority, WKU Student Life Foundation, RB
0.030%, 03/05/15 (A) (B)	11,400	11,400

		22,349

Louisiana — 0.9%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.020%, 03/04/15 (A) (B)	10,000	10,000

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 3.5%
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
0.010%, 03/06/15 (B)	$4,840	$4,840
Maryland State, Health & Higher Educational Facilities Authority, Ser B, RB
0.020%, 03/04/15 (A) (B)	7,700	7,700
Montgomery County, Housing Opportunites Commission, Ser C, RB, FHLMC/FNMA/ GNMA
0.030%, 03/03/15 (A) (B)	2,745	2,745
Montgomery County, Trinity Health Credit Group Project, RB
0.060%, 05/06/15	14,000	14,000
Montgomery County, Trinity Health Credit Group Project, RB
0.060%, 03/01/15 (B)	5,200	5,200
0.060%, 04/30/15 (B)	5,400	5,400

		39,885

Massachusetts — 1.3%
Clipper, Tax-Exempt Certificate Trust, GO
0.050%, 03/05/15 (B)	3,800	3,800
Leominster, BAN
1.000%, 06/26/15	1,000	1,002
Massachusetts State, Bay Transportation Authority, RB
0.030%, 03/10/15	3,200	3,200
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	1,800	1,800
Massachusetts State, Port Authority, GO
0.070%, 05/07/15	2,600	2,600
Massachusetts State, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/15 (C)	1,000	1,000
Natick, Various Purpose, GO
2.000%, 04/15/15	1,309	1,312

		14,714

Michigan — 4.2%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.030%, 03/01/15 (B)	28,800	28,800
Michigan State, Building Authority, RB
0.020%, 03/05/15 (A) (B)	7,100	7,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.060%, 03/05/15 (B)	$4,375	$4,375
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.060%, 06/01/15 (B)	4,175	4,175
University of Michigan, Ser A, RB
0.010%, 03/05/15 (B)	3,975	3,975

		48,425

Minnesota — 0.9%
Minneapolis State, Revenue Authority, Minnehaha Academy Project, RB
0.020%, 03/01/15 (A) (B)	6,905	6,905
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.160%, 03/04/15 (A) (B)	3,650	3,650

		10,555

Mississippi — 0.3%
Mississippi State, Business Finance, Tindall Corp. Project, RB
0.010%, 03/03/15 (A) (B)	3,815	3,815

Missouri — 2.5%
Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
0.010%, 03/01/15 (B)	7,600	7,600
Missouri State, Health & Educational Facilities Authority, BJC Health System Project, Ser C, RB
0.010%, 03/03/15	12,500	12,500
Missouri State, Health & Educational Facilities Authority, RB
0.080%, 05/05/15	4,700	4,700
Missouri State, Health Education Authority, TECP
0.090%, 03/04/15	2,300	2,300
St. Louis, Industrial Development Authority, Art Museum Project, Ser B, RB
0.020%, 03/04/15 (A) (B)	1,055	1,055
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.020%, 03/05/15 (A) (B)	100	100

		28,255

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 0.9%
Omaha, Public Power District, TECP
0.110%, 04/07/15	$2,200	$2,200
0.110%, 04/09/15	7,800	7,800

		10,000

Nevada — 2.8%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, Ser Senior Lien, RB
0.030%, 03/01/15 (A) (B)	32,255	32,255

New Hampshire — 1.9%
New Hampshire State, Health & Education Facilities Authority, RB
0.020%, 03/05/15 (A) (B)	14,635	14,635
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.010%, 03/01/15 (B)	7,000	7,000

		21,635

New Jersey — 7.2%
Clipper, Tax-Exempt Certificate Trust, RB
0.020%, 03/05/15 (B)	5,900	5,900
East Brunswick Township, BAN
1.000%, 07/29/15	3,313	3,324
Essex County, GO
0.750%, 09/22/15	10,500	10,535
JPMorgan Chase PUTTERs/DRIVERs, Ser 4459, RB
0.030%, 03/01/15 (A) (B)	44,000	44,000
Livingston Township, BAN
1.000%, 05/15/15	2,600	2,604
Readington, GO
1.000%, 08/05/15	2,400	2,409
River Vale Township, BAN
1.000%, 08/14/15	1,500	1,505
Union County, BAN
0.750%, 06/26/15	6,200	6,213
Woodbridge Township, BAN
1.000%, 08/21/15	6,300	6,323

		82,813

New York — 8.9%
Amherst, GO
0.750%, 11/12/15	8,500	8,530
Ballston Spa, Central School District, GO
1.000%, 09/25/15	4,000	4,018

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Corning City, School District, Ser C, BAN
1.000%, 06/25/15	$11,770	$11,801
Fayetteville-Manlius, Central School District, BAN
1.000%, 07/17/15	2,089	2,096
Hamburg, Central School District, BAN
0.750%, 06/12/15	4,300	4,305
Liverpool, Central School District, Ser B, GO
1.000%, 10/02/15	1,950	1,959
Nassau County, Health Care Authority, RB
0.020%, 03/02/15 (A) (B)	3,230	3,230
Nassau County, Interim Finance Authority, Ser D1, RB
0.020%, 03/04/15 (B)	2,615	2,615
New York City, Water & Sewer System, RB
0.010%, 03/01/15 (B)	7,255	7,255
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.020%, 03/07/15 (B)	7,000	7,000
New York City, Housing Development Authority, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/15 (C)	9,500	9,653
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.010%, 03/05/15 (A) (B)	4,400	4,400
New York State, Dormitory Authority, Ser F, RB, AMBAC
Pre-Refunded @ 100
5.000%, 03/15/15 (C)	1,300	1,302
New York State, Energy Research & Development Authority, Various Continuing Education, Sub-Ser A2, RB
0.010%, 03/04/15 (A) (B)	5,500	5,500
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB, FNMA
0.030%, 03/04/15 (B)	2,000	2,000
New York State, Housing Finance Agency, Ser A-2, RB
0.010%, 03/04/15 (A) (B)	3,000	3,000
Niagara Area, Development Authority, Niagara University Project, RB
0.020%, 03/04/15 (A) (B)	2,705	2,705

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	$2,600	$2,600
Sachem Central School District, GO
1.000%, 06/26/15	11,300	11,328
Sullivan County, GO
1.000%, 03/04/16	2,150	2,164
White Plains, City School District, Ser A, BAN
1.000%, 06/26/15	4,200	4,212

		101,673

North Carolina — 7.9%
Charlotte, Housing Authority, Stonehaven East Project, RB
0.030%, 03/03/15 (A) (B)	5,000	5,000
Charlotte, Water & Sewer System Revenue, Ser B, RB
0.010%, 03/05/15 (B)	5,000	5,000
Mecklenburg County, Hospital Authority, Ser E, RB, AGM
0.020%, 03/04/15 (A) (B)	3,700	3,700
Mecklenburg County, Ser C, GO
5.000%, 03/01/15	1,140	1,140
North Carolina, Capital Facilities Finance Agency, RB
0.010%, 03/05/15 (A) (B)	5,305	5,305
North Carolina State, Capital Facilities Authority, Ser B, TECP
0.010%, 03/05/15 (A)	9,670	9,670
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.020%, 03/04/15 (A) (B)	10,000	10,000
North Carolina State, Medical Care Commission, Caromont Health Project, Sub-Ser B, RB, NATL
0.010%, 03/04/15 (A) (B)	14,800	14,800
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.030%, 03/05/15 (A) (B)	4,475	4,475
North Carolina State, RB
0.080%, 03/12/15	4,600	4,600
0.080%, 04/02/15	3,900	3,900
North Carolina State, Ser B, GO
5.000%, 06/01/15	1,850	1,873
Wake, Various Public Improvements Project, GO
5.000%, 03/01/15	5,600	5,600
Wake, Various Public Improvements Project, Ser B, RB
0.010%, 03/06/15	14,000	14,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wake, Various Public Improvements Project, Ser C, GO
0.010%, 03/04/15 (B)	$1,200	$1,200

		90,263

Ohio — 3.6%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.030%, 03/05/15 (A) (B)	4,500	4,500
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.020%, 03/05/15 (A) (B)	5,765	5,765
Franklin, Health Care Project, RB
0.020%, 03/05/15 (A) (B)	10,500	10,500
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.040%, 03/05/15 (A) (B)	1,865	1,865
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.020%, 03/06/15 (A) (B)	2,210	2,210
Ohio State University, RB
1.000%, 12/15/15	2,320	2,333
0.090%, 03/05/15	4,500	4,500
Ohio State University, Ser B-1, RB
0.010%, 03/05/15 (B)	8,500	8,500
Summit County, Port Authority, Barberton YMCA Project, RB
0.030%, 03/04/15 (A) (B)	1,205	1,205

		41,378

Oregon — 1.1%
Oregon State, GO
0.010%, 03/03/15 (B)	5,900	5,900
Oregon State, Ser J, GO
5.000%, 05/01/15	1,680	1,694
Oregon State, Veterans Welfare Services Authority, GO
0.020%, 03/04/15 (B)	5,200	5,200

		12,794

Pennsylvania — 4.6%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.030%, 03/05/15 (A) (B)	800	800
Allegheny County, Ser C-51, GO
0.020%, 03/02/15 (A) (B)	5,000	5,000
Bucks County, Industrial Development Authority, Grand View Hospital Project, Ser A, RB
0.010%, 03/05/15 (A) (B)	6,100	6,100

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.020%, 03/03/15 (A) (B)	$1,150	$1,150
Delaware County, Industrial Development Authority, Melmark Incorporated Project, RB
0.020%, 03/02/15 (A) (B)	2,200	2,200
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.030%, 03/05/15 (A) (B)	1,320	1,320
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.030%, 03/05/15 (A) (B)	17,820	17,820
Pennsylvania State, Authority for Industrial Development, Ser B-2, RB
0.010%, 03/06/15 (A) (B)	4,660	4,660
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.030%, 03/05/15 (A) (B)	2,600	2,600
RBC Municipal Products Trust, Ser E-16, RB
0.020%, 03/05/15 (A) (B)	9,300	9,300
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, Ser Senior Living, RB
0.020%, 03/05/15 (A) (B)	1,685	1,685

		52,635

Rhode Island — 0.9%
Rhode Island State, Health & Educational Building, Ser R, RB
0.010%, 03/05/15 (B)	10,700	10,700

South Carolina — 2.1%
Charleston County, School District Development, GO
0.750%, 03/01/15	12,500	12,500
Georgetown County, School District, Ser B, GO
5.000%, 03/01/15	1,600	1,600
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,050	7,050

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs-Economic Development Authority, Anmed Health Project, Ser A, RB
0.010%, 03/04/15 (A) (B)	$3,000	$3,000

		24,150

South Dakota — 0.8%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.020%, 03/05/15 (B)	9,255	9,255

Tennessee — 3.7%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.020%, 03/04/15 (A) (B)	4,995	4,995
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.020%, 03/04/15 (A) (B)	8,435	8,435
Shelby County, Various Public Improvement Projects, Ser B, GO
0.010%, 03/05/15 (A) (B)	27,880	27,880
Tennessee State, Ser B, GO
5.000%, 08/01/15	1,000	1,021

		42,331

Texas — 4.0%
BB&T Municipal Trust, Ser 2036, RB
0.030%, 03/05/15 (B)	700	700
Gulf Coast, Industrial Development Authority, RB
0.010%, 03/01/15 (B)	4,800	4,800
Harris County, Cultural Education Facilities Finance, RB
0.010%, 03/04/15 (B)	1,600	1,600
Houston, Utility System Revenue Authority, RB
0.010%, 03/05/15 (A) (B)	6,800	6,800
Lower Neches Valley, Industrial Development Authority, RB
0.010%, 03/01/15 (B)	10,000	10,000
Mesquite Independent School District, GO, PSF-GTD
0.100%, 05/19/15 (B)	2,900	2,900
Texas State, A&M University, Ser B, RB
5.000%, 05/15/15	1,600	1,616

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Institutional Tax Free Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Industry Educational Services, Ser B, GO
0.020%, 03/04/15 (B)	$5,810	$5,810
Texas State, Unlimited Notes, GO
1.500%, 08/31/15	7,800	7,854
University of Texas System, Ser B, RB
0.010%, 03/05/15 (B)	4,000	4,000

		46,080

Utah — 0.3%
Utah State, Building Ownership Authority, Facilities Master Lease Program, RB
5.000%, 05/15/15	1,000	1,010
Washington County, School District Board of Education, GO
4.000%, 03/01/15	1,865	1,865

		2,875

Vermont — 0.2%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.020%, 03/05/15 (A) (B)	1,920	1,920

Virginia — 0.2%
Virginia, Public Building Authority, Ser A-1, RB
4.000%, 08/01/15	2,450	2,490

Washington — 0.9%
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.050%, 03/06/15 (A) (B)	1,585	1,585
Washington State, Housing Finance Commission, Various Panorama Project, RB
0.010%, 03/05/15 (A) (B)	8,750	8,750

		10,335

Wisconsin — 1.0%
Wisconsin State, Health & Educational Facilities Authority, RB
0.020%, 03/04/15 (A) (B)	11,400	11,400

Wyoming — 0.8%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.010%, 03/04/15 (A) (B)	3,900	3,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.020%, 03/04/15 (A) (B)	$4,905	$4,905

		8,805

Multi-State — 1.1%
BB&T Municipal Trust, Ser 1039, RB
0.120%, 03/05/15 (A) (B)	3,775	3,775
FHLMC, Multi-Family Housing, Ser M027, RB
0.030%, 03/05/15 (A)	9,030	9,030

		12,805

Total Municipal Bonds (Cost $1,155,327) ($ Thousands)		1,155,327

Total Investments — 100.9% (Cost $1,155,327) ($ Thousands)		$1,155,327

Percentages are based on Net Assets of $1,145,170 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TECP — Tax-Exempt Commercial Paper

As of February 28, 2015, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Alabama — 0.8%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$832
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/19	5,495	6,293
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,185
University of Alabama, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,598

		10,908

Alaska — 0.6%
Alaska State, Housing Finance Authority, Genreral Housing Project, Ser B, RB, NATL Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,035
Alaska State, Industrial Development & Export Authority, Ser A, RB Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,112

		9,147

Arizona — 3.7%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,614

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB Callable 12/01/21 @ 100
5.000%, 12/01/27	$2,500	$2,966
Arizona State, Department of Transportation State, Highway Fund Revenue, RB Callable 07/01/24 @ 100
5.000%, 07/01/26	5,000	6,122
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB Pre-Refunded @ 100
5.000%, 07/01/18 (B)	1,820	2,063
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,846
Arizona State, Health Facilities Authority, RB Callable 12/01/24 @ 100
5.000%, 12/01/30	6,070	6,995
Arizona State University, Board of Regents, RB Callable 08/01/24 @ 100
5.000%, 08/01/30	3,540	4,107
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,620
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (B)	3,690	4,115
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,256
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,020
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB
5.000%, 07/01/23	2,510	3,091
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB, NATL Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,196
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	245	246

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Sewer System Authority, RB, AGM Callable 07/01/20 @ 100
5.000%, 07/01/23	$2,000	$2,331
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/24	1,330	1,609
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,117

		52,314

Arkansas — 0.5%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,874
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,875
Arkansas State, University, Various Facility Fayetteville Project, RB Callable 11/01/24 @ 100
5.000%, 11/01/33	1,400	1,629
5.000%, 11/01/34	1,210	1,404

		6,782

California — 12.9%
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,068
Bay Area, Toll Authority, RB Pre-Refunded @ 100
5.000%, 04/01/18 (A) (B)	1,030	1,162
California State, Airport Revenue, Ser B, RB Callable 03/01/24 @ 100
5.000%, 03/01/28	455	529
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	3,938
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,391

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Department of Water Resources, Ser AS, RB Callable 12/01/24 @ 100
5.000%, 12/01/29	$1,910	$2,321
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/17	835	916
5.000%, 05/01/19	4,000	4,645
California State, Economic Recovery, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/19 (B)	5,000	5,842
California State, GO
5.000%, 02/01/17	580	630
5.000%, 10/01/18	3,000	3,429
5.000%, 11/01/19	1,000	1,172
5.000%, 02/01/20	2,000	2,352
5.000%, 09/01/22	625	762
5.000%, 10/01/24	2,090	2,597
California State, GO Callable 03/02/15 @ 100
0.010%, 05/01/34 (A) (C)	5,000	5,000
California State, GO Callable 10/01/15 @ 100
6.250%, 10/01/19	480	482
California State, GO Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,481
California State, GO Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,898
California State, GO Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,878
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,068
California State, GO Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	3,060
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,971
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,902

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Ser A, RB Callable 07/01/24 @ 100
5.250%, 01/01/34	$250	$281
California State, Public Works Board, Judicial Council Project, Ser A, RB Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,181
California State, Public Works Board, Judicial Council Project, Ser D, RB Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	5,045
California State, Public Works Board, Various Capital Projects, Ser H, RB Callable 12/01/24 @ 100
5.000%, 12/01/25	2,795	3,428
California State, Public Works Board, Various Capital Projects, Ser I, RB Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	3,023
California State, Ser A, GO
5.000%, 07/01/19 (D)	1,375	1,607
California State, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/19 (B)	1,745	2,058
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	762
California State, Systemwide University Revenue Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	6,048
Golden State, Tobacco Securitization Project, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,043
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,821
Golden State, Tobacco Securitization Project, Ser A1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	6,745	6,498

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	$1,000	$1,150
5.250%, 11/01/20	1,000	1,148
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	448
5.000%, 03/01/22	625	750
5.000%, 09/01/22	570	688
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,315
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB Callable 05/15/25 @ 100
5.000%, 05/15/31	840	977
5.000%, 05/15/32	840	974
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,590
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	2,500	2,983
5.000%, 07/01/21	1,650	2,007
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,953
Los Angeles, Department of Water & Power, Ser B, RB Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,936
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,404
Los Angeles, Wastewater System Revenue, Ser A, RB Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,399
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,524
Northern California, Power Agency, Hydroelectric Project No. 1, RB Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,137

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Orange County, Transportation Authority, RB Callable 08/15/23 @ 100
5.000%, 08/15/25	$1,000	$1,199
Rancho Santiago, Community College District, GO Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,076
Roseville Westpark, Community Facilities District No. 1, SAB Callable 09/01/15 @ 101
5.200%, 09/01/26	1,000	1,007
Sacramento County, Airport Systems Project, Ser D, RB Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,514
Sacramento, Water Authority, RB Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,666
San Diego County, Water Authority, Ser B, RB Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,926
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,755
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	3,954
San Francisco City & County, Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,922
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,371
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,157
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,548
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,455

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	$2,245	$2,569
University of California, Ser AF, RB Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,370
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,447

		183,608

Colorado — 1.4%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,207
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,952
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,767
Denver City and County, Airport Revenue Authority, Sub-Ser B, RB Callable 11/15/23 @ 100
5.250%, 11/15/26	2,000	2,408

		20,334

Connecticut — 1.1%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	3,942
Connecticut State, Ser E, GO Callable 12/15/16 @ 100
5.000%, 12/15/17	830	897
Connecticut State, Special Tax Revenue, RB Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,892
Connecticut State, Special Tax Revenue, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/34	2,500	2,892
Greenwich, GO
4.000%, 01/15/17	1,170	1,247

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hartford County, Metropolitan District, Ser B, GO
4.000%, 05/01/16	$2,105	$2,195
Stamford, Ser A, GO
5.000%, 06/01/17	1,690	1,857

		15,922

Delaware — 0.4%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,829
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,203

		5,032

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,125

Florida — 6.3%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC Callable 04/02/15 @ 100
5.000%, 10/01/16	2,080	2,087
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,943
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,308
Celebration Pointe, Community Development District, RB
4.750%, 05/01/24	525	550
Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	6,000	6,406
5.500%, 06/01/17	2,000	2,209
5.250%, 06/01/17	2,815	3,094
5.000%, 06/01/21	5,000	5,918
Citizens Property Insurance, Secured High Risk Account, Ser Senior A1, RB
5.000%, 06/01/19	2,000	2,291
Citizens Property Insurance, Ser A-1, RB
5.000%, 06/01/19	2,775	3,175

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	$1,500	$1,780
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,336
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,269
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,078
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,140
Florida State, Turnpike Enterprise, Ser B, RB
5.000%, 07/01/16	1,000	1,062
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,534
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,367
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	2,988
JEA, Electric System Revenue, Sub-Ser A, RB Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,821
5.000%, 10/01/26	1,395	1,677
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,817
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/23	1,800	2,208
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,166

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, School Board Foundation, Ser D, RB Callable 11/01/24 @ 100
5.000%, 11/01/29	$5,270	$6,043
Miami-Dade County, Seaport Project, Ser A, RB Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,580
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,531
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	550	612
6.000%, 06/01/21	650	708
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,541

		90,239

Georgia — 2.9%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,056
6.000%, 11/01/25	1,950	2,351
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,564
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.304%, 01/01/24 (B)	3,075	2,941
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,671
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB Callable 10/01/21 @ 100
5.250%, 10/01/27	880	1,008
Georgia State, Ser A-1, GO
5.000%, 02/01/24	5,000	6,260
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	4,992
Gwinnett County, School District, GO Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,450

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Henry County, Hospital Authority, Henry Hospital Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/26	$1,650	$1,973
5.000%, 07/01/27	1,390	1,647
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	835	900
Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/20	1,000	1,175
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,768

		40,756

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	750	846

Hawaii — 0.6%
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,343
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,016
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,872

		9,231

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	638
4.000%, 04/01/22	485	539
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,181
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	70

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB Callable 04/02/15 @ 100
6.000%, 10/01/24	$425	$426

		2,854

Illinois — 5.9%
Chicago, Airport Authority O’Hare International Airport, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,698
Chicago, Airport Authority O’Hare International Airport, RB Callable 01/01/23 @ 100
5.500%, 01/01/27	2,000	2,346
Chicago, Airport Authority O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,763
Chicago, Metropolitan Water Reclamation District, Ser C, GO
5.000%, 12/01/16	480	517
Chicago, Park District, Ser C, GO Callable 01/01/24 @ 100
5.000%, 01/01/29	1,200	1,364
Chicago, Water Revenue, Second Lien Project, RB Callable 11/01/24 @ 100
5.000%, 11/01/29	1,000	1,153
Illinois State, Development Authority, Memorial Group Inc. Project, RB Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,621
Illinois State, Finance Authority, Advocate Health Care Network Project, RB Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,618
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,099
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,157

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, University Medical Center Project, Ser A, RB Callable 05/15/25 @ 100
5.000%, 11/15/32	$1,100	$1,249
5.000%, 11/15/33	1,050	1,186
5.000%, 11/15/34	1,000	1,126
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB Callable 05/15/25 @ 100
5.000%, 11/15/34	2,000	2,252
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,166
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,136
5.000%, 06/01/15	2,975	3,008
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,734
Illinois State, Railsplitter Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,605
Illinois State, Sales Tax Revenue, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,500	2,983
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,606
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,250
Illinois State, Toll Highway Authority, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/31	3,035	3,449
Illinois State, Toll Highway Authority, Ser A1, RB Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,591
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,852
Illinois State, Toll Highway Authority, Ser B, RB Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,430

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB Callable 06/15/15 @ 100
5.000%, 06/15/19	$3,250	$3,293
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,385
University of Illinois, Ser A, RB Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,638
University of Illinois, Ser A, RB Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,335

		84,610

Indiana — 0.8%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,129
Indiana University, Student Fee Project, Ser S, RB Pre-Refunded @ 100
5.000%, 08/01/18 (B)	2,000	2,277
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,828
Richmond, Hospital Authority, Reid Hospital Project, RB Callable 01/01/25 @ 100
5.000%, 01/01/35	3,400	3,809

		11,043

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,811

Kansas — 0.7%
Kansas State, Department of Transportation, Ser B, RB
0.515%, 09/01/19 (B)	1,750	1,747
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	2,968
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,612

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 02/28/15 (E)	$1,295	$915

		10,242

Kentucky — 0.6%
University of Kentucky, Ser D, RB
5.250%, 10/01/18	7,250	8,318

Louisiana — 2.5%
East Baton Rouge, Sewerage Commission, Ser B, RB Callable 02/01/25 @ 100
5.000%, 02/01/27	1,000	1,198
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,170
5.000%, 07/15/27	1,750	2,039
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,202
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,203
Louisiana State, Ser A, RB Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,462
5.000%, 06/15/30	1,500	1,768
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,148
5.000%, 07/01/22	1,000	1,197
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/18 @ 100
5.500%, 05/15/28	8,500	9,431
Louisiana State, Tobacco Settlement Financing, Ser A, RB Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,286
New Orleans Aviation Board, General North Terminal Project, Ser B, AMT, RB Callable 01/01/25 @ 100
5.000%, 01/01/28	3,000	3,433
5.000%, 01/01/32	2,100	2,362
5.000%, 01/01/33	2,100	2,355

		36,254

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 1.9%
Maryland State, Economic Development Authority, Marine Terminals Project, RB Callable 09/01/20 @ 100
5.750%, 09/01/25	$2,195	$2,441
Maryland State, Economic Development Authority, Potomac Project, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,579
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,090
Maryland State, GO
5.000%, 03/01/18	3,500	3,928
Maryland State, GO Pre-Refunded @ 100
5.000%, 08/01/16 (B)	900	960
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,336
Maryland State, Health & Higher Educational Facilities Authority, RB Callable 07/01/24 @ 100
5.000%, 07/01/33	1,340	1,528
5.000%, 07/01/34	1,065	1,210
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,643
Montgomery County, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.000%, 07/01/19 (B)	3,750	4,373
Westminster, Lutheran Millers Grant Project, RB
4.875%, 07/01/23	810	848
4.375%, 07/01/21	825	851
3.875%, 07/01/19	465	478

		27,265

Massachusetts — 3.0%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,362

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/22 @ 100
5.000%, 05/01/29	$1,000	$1,172
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,367
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,337
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,187
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,625
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,971
Massachusetts State, Health & Educational Facilities Authority, Ser K, RB Callable 03/02/15 @ 100
0.010%, 07/01/39 (B) (C)	400	400
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,774
Massachusetts State, School Building Authority, Ser B, RB Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,684
5.000%, 08/15/30	5,000	5,863
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,395
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,810
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,863

		42,810

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 2.4%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	$1,200	$1,332
Michigan, Finance Authority, Ser A, RB
5.000%, 05/01/20	5,000	5,753
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/22	5,000	5,857
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM Callable 07/01/24 @ 100
5.000%, 07/01/30	1,000	1,133
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,066
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,863
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,384
Michigan State, Finance Authority, Unemployment Obligation Project, RB Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	7,891
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,335
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,670
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,649

		34,933

Minnesota — 2.2%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,810

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minneapolis, MacPhail Center for Music, RB Callable 03/02/15 @ 100
0.020%, 08/01/36 (B) (C)	$810	$810
Minnesota State, Municipal Power Agency, RB Pre-Refunded @ 100
5.250%, 10/01/15 (B)	1,000	1,029
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/22	200	239
Minnesota State, Municipal Power Agency, Ser A, RB Callable 10/01/24 @ 100
5.000%, 10/01/25	350	421
5.000%, 10/01/27	600	711
Minnesota State, Various Purposes, GO
5.000%, 08/01/20	1,945	2,315
Minnesota State, Various Purposes, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,387
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,148
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	1,575	1,732
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (B)	1,535	1,794
Southern Minnesota, Municipal Power Agency, Ser A, RB, AMBAC
5.250%, 01/01/17	600	651
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,667
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,815
University of Minnesota, Ser A, RB Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,645

		31,174

Mississippi — 0.0%
Mississippi State, Business Finance Commission, Chevron USA Inc. Project, Ser G, RB Callable 04/01/15 @ 100
0.010%, 11/01/35 (B)	300	300

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 2.5%
Kansas City, Airport Revenue, Ser A, AMT, RB Callable 09/01/21 @ 100
5.000%, 09/01/23	$8,015	$9,173
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,936
Missouri State, Development Finance Board, Ser A, RB Callable 06/01/23 @ 100
5.000%, 06/01/27	2,295	2,619
Missouri State, Environmental Improvement & Energy Resources Authority, RB
5.000%, 07/01/17	1,475	1,626
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,980
Missouri State, Highway & Transportation Commission, Second Lien, RB Pre-Refunded @ 100
5.250%, 05/01/17 (B)	3,490	3,844
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB Callable 01/01/25 @ 100
5.000%, 01/01/29	2,000	2,310
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	1,850	2,174
5.000%, 01/01/28	1,400	1,630
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,999
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,763

		36,054

Nebraska — 0.7%
Nebraska, Public Power District, Ser A-1, RB Callable 01/01/25 @ 100
5.000%, 01/01/30	2,500	2,946

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/29	$2,000	$2,285
Omaha, Public Power District, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,700

		9,931

Nevada — 0.5%
Clark County, Airport Authority, Ser C, RB, AGM Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,187
Henderson, Local Improvement District No. T-18, SAB Callable 09/01/15 @ 100
5.300%, 09/01/35	1,425	1,225
Henderson, Public Improvement Trust, RB Callable 07/01/24 @ 100
5.500%, 01/01/34	810	925
Nevada State, Unemployment Compensation Project, RB
5.000%, 06/01/17	1,565	1,718

		7,055

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.334%, 10/01/33 (B)	3,540	3,213

New Jersey — 3.5%
Gloucester County, Pollution Control Financing Authority, Keystone Urban Renewal Project, AMT, RB
5.000%, 12/01/24	1,640	1,859
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,274
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	825	869
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,644

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB Callable 06/15/19 @ 100
5.500%, 12/15/29	$3,020	$3,353
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	3,890
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15 (D)	3,110	3,191
New Jersey State, Economic Development Authority, AMT, RB Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,322
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	855	1,012
5.000%, 07/01/25	20	23
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,701
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	2,250	2,254
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,616
New Jersey State, Transportation Trust Fund Authority, Ser B, RB Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,703
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,729
Rutgers University, Ser J, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,990

		49,430

New Mexico — 0.5%
New Mexico State, Finance Authority, RB
4.000%, 06/15/16	480	503

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.762%, 02/01/19 (B)	$1,865	$1,869
New Mexico State, Municipal Energy, Ser B, RB Callable 02/01/19 @ 100
0.865%, 11/01/39 (B)	5,000	5,007

		7,379

New York — 12.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,203
Build NYC Resource, Pratt Paper Inc. Project, RB Callable 11/01/24 @ 100
5.250%, 11/01/34	1,320	1,443
Build NYC Resource, Pratt Paper Inc. Project, AMT, RB
3.750%, 01/01/20	1,000	1,043
Jefferson County, Industrial Development Agency, AMT, RB
5.250%, 01/01/24	370	374
4.750%, 01/01/20	400	402
Long Island, Power Authority, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/34	1,675	1,908
Metropolitan New York, Transportation Authority, Ser B, RB Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,526
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/29	4,140	4,839
Metropolitan New York, Transportation Authority, Ser C, RB Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,048
Metropolitan New York, Transportation Authority, Ser C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,376

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	$2,000	$2,155
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,162
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,384
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,660
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/20	5,000	5,865
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,940
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,139
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,155	1,274
New York City, Liberty Development, World Trade Center Project, RB Callable 11/15/24 @ 100
5.150%, 11/15/34	3,335	3,669
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,204
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,462
New York City, Ser E, GO
5.000%, 08/01/18	2,000	2,263
5.000%, 08/01/20	4,555	5,365
5.000%, 08/01/23	1,315	1,603
New York City, Ser E, GO Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,622
5.000%, 08/01/22	2,000	2,310

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser F, GO Callable 02/01/22 @ 100
5.000%, 08/01/28	$2,500	$2,899
New York City, Ser K, GO Pre-Refunded @ 100
5.000%, 08/01/15 (B)	3,170	3,233
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,866
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,147
New York City, Sub-Ser G-1, GO Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,470
New York City, Sub-Ser I, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	3,027
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,486
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,951
5.000%, 02/01/24	2,250	2,650
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,913
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,934
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,039
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB Pre-Refunded @ 100
5.000%, 05/01/17 (B)	1,865	2,045
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,553

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	27

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Water & Sewer System, Ser DD, RB Callable 06/15/24 @ 100
5.000%, 06/15/29	$1,500	$1,768
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,852
New York State, Dormitory Authority, General Purpose Project, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,036
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	299
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB Callable 01/01/22 @ 100
5.000%, 07/01/23	610	734
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,460
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,810
New York State, Dormitory Authority, Ser A, RB Callable 07/02/24 @ 100
5.250%, 01/01/34	925	1,058
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,167
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,648
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,781
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,184
5.000%, 04/01/18	5,000	5,622

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	$9,355	$10,735
New York State, Thruway Authority, Ser A, RB Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,966
New York State, Thruway Authority, Ser J, RB Callable 01/01/24 @ 100
5.000%, 01/01/27	2,095	2,469
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,244
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,162
5.000%, 03/15/20	1,875	2,205
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,718
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,071
Syracuse, Industrial Development Agency, Syracuse University Project, Ser A-1, RB Callable 03/02/15 @ 100
0.010%, 07/01/37 (B) (C)	500	500
Triborough Bridge & Tunnel Authority, Sub-Ser 2003B-2, RB Callable 06/03/19 @ 100
0.464%, 01/01/33 (A)	5,000	4,980
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,728

		177,649

North Carolina — 0.9%
North Carolina State, Capital Improvement Project, Ser C, RB Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,552
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,402

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Public Improvement Project, Ser A, GO Callable 05/01/20 @ 100
5.000%, 05/01/22	$1,125	$1,341
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,126
University of North Carolina at Chapel Hill, RB Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,825

		13,246

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,128

Ohio — 1.9%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,334
Kent State University, General Revenue Receipts, Ser B, RB, AGM Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,874
Montgomery County, Miami Valley Hospital Project, Ser A, RB Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,026
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,221
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,753
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,178
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,143
Ohio State, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,181

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Turnpike Commission, RB Callable 02/15/23 @ 100
5.250%, 02/15/29	$2,500	$2,932
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB Pre-Refunded @ 100
5.000%, 12/01/19 (B)	3,595	4,232

		26,874

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Department of Administrative Services, Ser A, RB Pre-Refunded @ 100
5.250%, 04/01/19 (B)	3,000	3,505
Oregon State, Property Tax, Ser J, GO Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,642
5.000%, 05/01/26	1,545	1,842
Oregon State, State Lottery, Ser C, RB
5.000%, 04/01/24	2,450	3,034

		11,023

Pennsylvania — 5.2%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,492
Allegheny County, Port Authority, RB Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,525
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,559
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,407
Butler County, Hospital Authority, Butler Health Systems Project, RB Pre-Refunded @ 100
7.125%, 07/01/19 (B)	1,500	1,876

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	$3,000	$3,317
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	725	792
5.000%, 07/01/34	875	936
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,073
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,713
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/20	1,000	1,165
Montgomery County, Industrial Development Authority, RB Callable 01/01/25 @ 100
5.000%, 01/01/30	630	640
Pennsylvania, Economic Development Financing Authority, AMT, RB Callable 06/30/26 @ 100
5.000%, 12/31/34	4,110	4,544
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,126
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,315
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,285
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,760
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,647

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB Callable 05/01/21 @ 100
5.250%, 05/01/24	$2,680	$3,101
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,641
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,630
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	1,995
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,110
Pennsylvania State, Turnpike Commission, Sub-Ser A-1, RB Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,859
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,699
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,373
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,351
5.000%, 09/15/28	2,610	2,963

		74,894

Puerto Rico — 0.1%
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,316

Rhode Island — 0.9%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/21	5,100	6,158
5.000%, 09/01/22	5,000	6,093

		12,251

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina — 0.7%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB Callable 12/01/23 @ 100
5.000%, 12/01/27	$2,500	$2,981
Piedmont, Municipal Power Agency, Ser A, RB, NATL
6.500%, 01/01/16 (D)	1,020	1,073
6.500%, 01/01/16	800	839
South Carolina State, Public Service Authority, Ser C, RB Callable 12/01/24 @ 100
5.000%, 12/01/26	3,800	4,541

		9,434

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, Sub-Ser, RB
5.000%, 12/01/17	1,730	1,928
Memphis-Shelby County, Airport Authority, Ser D, RB Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,201
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,070
5.000%, 07/01/20	1,100	1,302
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,722
Nashville & Davidson County, Metropolitan Government, Tennessee Electric Revenue, Ser A, RB Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,403
Tennessee State, Ser A, GO
4.000%, 08/01/17	1,645	1,779

		14,405

Texas — 11.0%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,251
Brownsville, Utilities System Revenue, Ser A, RB Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,943

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Texas, Turnpike System, Sub-Ser C, RB Callable 08/15/24 @ 100
5.000%, 08/15/31	$2,500	$2,806
5.000%, 08/15/33	6,500	7,240
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100
5.000%, 08/15/27	1,050	1,257
Conroe, Independent School District, GO, PSF-GTD Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,429
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,102
Cypress, Independent School District, Ser C, GO, PSF-GTD Callable 02/15/24 @ 100
5.000%, 02/15/27	4,000	4,826
Dallas, Convention Center Hotel Project, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,996
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB Callable 11/01/16 @ 100
5.000%, 11/01/23	300	322
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,729
Dickinson, Independent School District, GO, PSF-GTD Callable 02/15/24 @ 100
5.000%, 02/15/31	2,445	2,879
El Paso, Water & Sewer Revenue, RB Callable 03/01/24 @ 100
5.000%, 03/01/27	1,975	2,367
Harris County, Metropolitan Transit Authority, Ser A, RB Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,979
5.000%, 11/01/29	3,160	3,733
Harris County, Houston Sports Authority, Ser A, RB Callable 11/15/24 @ 100
5.000%, 11/15/28	2,500	2,897
5.000%, 11/15/29	2,325	2,682
5.000%, 11/15/30	3,310	3,800

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 02/28/15 (E)	$5,500	$5,488
Houston, Public Improvement Project, Ser A, GO Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,511
Houston, Utility System Revenue Authority, First Lien, Ser B, RB Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,077
Houston, Utility System Revenue Authority, First Lien, Ser D, RB Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,547
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,234
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,240
New Hope, Cultural Education Facilities, Collegiate Housing Tarleton State, RB Callable 04/01/24 @ 100
5.000%, 04/01/29	500	552
North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	1,315	1,450
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,491
North Texas, Municipal Water District, RB
5.000%, 09/01/22	5,000	6,121
North Texas, Thruway Authority, First Tier, Ser E3, RB Pre-Refunded @ 100
5.750%, 01/01/38 (A) (B)	3,085	3,225
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	30	34

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Texas, Tollway Authority, Ser S, RB Pre-Refunded @ 100
6.000%, 01/01/18 (B)	$215	$245
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,528
Texas State, Airport System Revenue, AMT, RB
4.750%, 07/01/24	2,500	2,722
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,543
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	2,951
Texas State, GO Callable 04/01/24 @ 100
5.000%, 10/01/27	4,285	5,192
5.000%, 04/01/29	3,000	3,592
Texas State, Municipal Gas Acquisition & Supply, Senior Lien, Ser D, RB
6.250%, 12/15/26	7,275	9,001
Texas State, Municipal Power Agency, RB, NATL
4.080%, 02/28/15 (D)(E)	25	25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,121
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser LBJ, RB Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,159
Texas State, Private Activity Bond, Surface Transportation Corp., Senior Lien, Ser NTE, RB Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,704
Texas State, Public Finance Authority, RB
5.000%, 01/01/17	2,005	2,170
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Pre-Refunded @ 100
5.000%, 04/01/16 (B)	3,000	3,151
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Pre-Refunded @ 100
5.000%, 04/01/17 (B)	1,600	1,746

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Water System Revenue, Junior Lien, Ser A, RB Callable 11/15/23 @ 100
5.000%, 05/15/25	$1,000	$1,223
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,164
University of Texas, Ser B, RB Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,791
West Travis County, Public Utility Agency, RB Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,167

		157,403

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,840

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,108
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,834
5.000%, 10/01/19	1,220	1,429
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,171
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,368
Virginia State, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,271

		11,181

Washington — 3.0%
King County, Sewer Revenue, RB Callable 01/01/25 @ 100
5.000%, 07/01/34	4,345	5,108
King County, Sewer Revenue, Ser A, RB Callable 01/01/23 @ 100
5.000%, 01/01/29	4,200	4,896

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Port of Seattle, Ser A, RB Callable 08/01/22 @ 100
5.000%, 08/01/28	$2,500	$2,898
Port of Seattle, AMT, GO Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,190
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,181
Washington State, GO
5.000%, 07/01/23	5,000	6,132
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,726
5.000%, 07/01/20	5,000	5,898
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,754
Washington State, Ser 2015-A-1, GO Callable 08/01/24 @ 100
5.000%, 08/01/30	2,540	3,009
Washington State, Ser R-2010A, GO
5.000%, 01/01/17	1,020	1,105
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,473

		42,370

West Virginia — 0.2%
West Virginia State, Water Development Authority, RB Callable 07/01/24 @ 100
5.000%, 07/01/29	2,610	3,067

Wisconsin — 0.6%
Wisconsin, Health & Educational Facilities Authority, RB Callable 08/15/24 @ 100
5.000%, 08/15/34	1,155	1,315
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,934

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Wisconsin State, Public Finance Authority Investors II Portfolio Project, AMT, RB Callable 10/01/22 @ 100
5.000%, 10/01/23	$1,200	$1,201
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,535	1,693
Wisconsin State, Public Finance Authority, AMT, RB Callable 11/01/24 @ 100
5.250%, 04/01/30	2,095	2,160

		8,303

Total Municipal Bonds (Cost $1,342,714) ($ Thousands)		1,420,304

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% † (F)	8,523,446	8,523

Total Cash Equivalent (Cost $8,523) ($ Thousands)		8,523

Total Investments — 100.1% (Cost $1,351,237) ($ Thousands)		$1,428,827

Percentages are based on Net Assets of $1,427,601 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of February 28, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,420,304	$—	$1,420,304
Cash Equivalent	8,523	—	—	8,523

Total Investments in Securities	$8,523	$1,420,304	$—	$1,428,827

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an intregal part of the financial statements.

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.6%

Alabama — 1.3%
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	$4,365	$4,428
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	925	938
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB Callable 05/15/15 @ 100
0.450%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB Callable 08/01/15 @ 100
0.400%, 08/01/37 (A)	5,500	5,500
Chatom, Industrial Development Board Revenue Authority, Ser B, RB
4.000%, 08/01/15	2,000	2,029
Jefferson County, Ser C, GO Callable 12/03/18 @ 102
4.900%, 04/01/21	1,340	1,455
Mobile, Airport Authority, RB
5.500%, 10/01/15	430	436

		16,786

Alaska — 0.4%
Alaska State, Housing Finance, Ser A, RB Callable 03/05/15 @ 100
0.100%, 12/01/41 (A)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona — 0.3%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	$1,250	$1,263

Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,014
Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/15	300	300
San Luis, Pledged Excise Tax Revenue, Ser A, RB, BAM
2.000%, 07/01/15	710	714
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
1.250%, 09/01/45 (A)	1,000	1,000

		4,291

Arkansas — 0.0%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	305	311

California — 3.5%
Bay Area, Toll Authority, Ser B, RB Callable 10/01/17 @ 100
1.500%, 04/01/47 (A)	1,000	1,012
California State, Communities Development Authority, Ser E, RB, AGM
0.480%, 07/01/40 (A)	2,000	2,000
California State, GO Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,225	5,450
California State, Municipal Finance Authority, Waste Management Inc. Project, Ser A, RB
1.550%, 02/01/19	1,850	1,858
California State, Ser B, GO Callable 11/01/16 @ 100
0.770%, 05/01/17 (A)	1,700	1,713
Chula Vista, Housing Authority, Garden Villas, Ser A, RB
0.350%, 06/01/15	2,650	2,651
Deutsche Bank SPEARs, Ser DBE-1178, RB Callable 03/02/15 @ 100
0.350%, 10/15/38 (A)	14,995	14,995

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	$1,645	$1,673
Inland Valley, Development Agency, Ser C, TA Pre-Refunded @ 100
4.500%, 03/01/41 (A)(C)	1,000	1,043
JPMorgan Chase PUTTERs, Ser 4483Z, RB
0.170%, 10/01/20 (A)	2,650	2,650
Los Angeles, Redevelopment Authority, Ser D, RB
5.000%, 09/01/16	1,060	1,129
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.350%, 12/01/15 (A)(D)	2,500	2,500
San Jose, Airport Revenue, Ser A, AMT, RB, AMBAC
5.000%, 03/01/16	2,450	2,558
South San Francisco, Unified School District, Ser D, GO
1.607%, 05/15/17 (E)	2,550	2,501

		43,733

Colorado — 1.1%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB Callable 03/02/15 @ 100
0.220%, 11/01/36 (A)	2,500	2,500
Colorado State, Educational & Cultural Facilities Authority, Johnson & Wales University Project, Ser B, RB
5.000%, 04/01/16	1,000	1,047
Colorado State, Educational & Cultural Facilities Authority, RB
3.000%, 08/15/16	355	368
Colorado State, Health Facilities Authority, Ser C-2, RB
4.000%, 10/01/40 (A)	1,250	1,280
E-470, Public Highway Authority, RB Callable 03/01/17 @ 100
1.200%, 09/01/39 (A)	2,000	2,010
E-470, Public Highway Authority, Ser D1, RB, NATL
5.250%, 09/01/16	1,060	1,130
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,697
3.000%, 06/01/16	1,600	1,650

		13,682

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 2.3%
Bridgeport, Ser B, GO, AGM
4.000%, 10/01/16	$1,390	$1,463
Connecticut State, Economic Recovery Project, GO Callable 03/02/15 @ 100
0.220%, 07/01/16 (A)	9,000	9,000
Connecticut State, Health & Educational Facility Authority, RB
1.550%, 11/15/29 (A)	1,815	1,848
Connecticut State, Health & Educational Facility Authority, Ser X-2, RB
0.900%, 07/01/37 (A)	5,000	4,981
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,009
0.950%, 05/15/15	1,000	1,001
Connecticut State, Ser A, GO
0.790%, 05/15/17 (A)	3,000	3,031
Hamden, BAN
1.250%, 08/20/15	3,000	3,009
New Britain, Ser B, GO
2.000%, 03/26/15	2,000	2,002
New Haven, Ser A, GO
5.000%, 08/01/15	1,000	1,019

		28,363

District of Columbia — 0.9%
District of Columbia, Housing Finance Agency, RB Callable 03/01/16 @ 100
0.550%, 09/01/17 (A)	2,000	2,000
District of Columbia, Hospital Revenue Authority, RB
0.220%, 07/15/17 (A)	5,350	5,350
District of Columbia, Income Tax Revenue Authority, Ser B, RB Callable 06/01/15 @ 100
0.620%, 12/01/15 (A)	2,860	2,863
District of Columbia, RB Callable 03/02/15 @ 100
0.230%, 10/01/37 (A)(D)	1,500	1,500

		11,713

Florida — 4.2%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	352
Davie, Educational Facilities Authority, Nova Southeastern University Project, Ser B, RB
4.000%, 04/01/16	775	802

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Escambia, Solid Waste Gulf Power Company Project, RB
1.350%, 04/01/39 (A)	$2,000	$2,005
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	9,820	9,930
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,063
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	761
Hillsborough County, Industrial Development Authority, Lee Moffitt Cancer Center Project, Ser A, RB
5.000%, 07/01/16	1,630	1,722
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	466
Johns County, School Board, RB
5.000%, 07/01/18	3,000	3,388
JPMorgan Chase PUTTERs, Ser 4009Z, COP, AGM
0.200%, 11/01/16 (A)	3,675	3,675
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 3492Z, AMT, RB, AGM Callable 10/01/18 @ 100
0.220%, 10/01/32 (A)	8,505	8,505
Lake County, School Board, Ser B, COP, AMBAC Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,155
Liberty, Pacific Corp. Project, AMT, RB Callable 04/01/15 @ 100
0.230%, 10/01/28 (A)	2,300	2,300
Miami-Dade County, Public Improvement Project, RB, AGM
4.000%, 10/01/15	3,390	3,465
Miami-Dade County, School Board, Ser A, COP Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,677
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,775

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (B)(E)	$4,040	$4,008

		53,049

Georgia — 3.8%
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,310
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,952
Burke County, Development Authority, RB
1.400%, 11/01/48 (A)	1,000	1,001
1.250%, 01/01/52 (A)	5,500	5,507
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	6,475	6,496
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,048
Georgia State, Ser G, GO Callable 12/01/15 @ 100
0.420%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	1,010	1,011
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,549
Union City, Housing Authority, Providence Parkway Village Apartments, RB Callable 03/23/15 @ 100
0.500%, 05/01/17 (A)	4,500	4,500

		47,374

Idaho — 0.2%
Idaho, Housing & Finance Association, Ser A-CL, RB Callable 03/03/15 @ 100
0.270%, 01/01/38 (A)(D)	2,800	2,800

Illinois — 5.8%
Central Lake County, Joint Action Water Agency, RB
2.000%, 05/01/15	1,195	1,199
Chicago O’Hare International Airport, Ser E, AMT, RB
5.000%, 01/01/16	2,000	2,076

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, Board of Education, Ser A2, GO Callable 12/01/16 @ 100
0.770%, 03/01/35 (A)	$3,000	$2,949
Chicago, Board of Education, Ser C1, GO Callable 09/01/15 @ 100
0.970%, 03/01/32 (A)	1,930	1,923
Chicago, Park District, Ser D, GO, NATL Callable 01/01/16 @ 100
5.000%, 01/01/17	425	441
Chicago, Ser A, GO, AGM Callable 04/02/15 @ 100
5.000%, 01/01/16	2,000	2,007
5.000%, 01/01/17	4,125	4,140
Chicago, Transit Authority, RB, AMBAC
5.000%, 06/01/15	275	278
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	861
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,612
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,549
Cook County, Ser A, GO
5.000%, 11/15/16	1,755	1,879
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.327%, 12/01/15 (E)	495	489
1.623%, 12/01/17 (E)	3,250	3,050
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,191
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,729
Illinois State, Finance Authority, Ser A, RB, AMBAC Callable 06/01/16 @ 100
4.300%, 06/01/35 (A)	550	575
Illinois State, GO
5.000%, 08/01/17	2,280	2,480
4.000%, 07/01/15	2,000	2,023

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.000%, 02/01/17	$1,750	$1,845
3.000%, 02/01/17	5,000	5,178
2.000%, 05/01/15	1,500	1,504
Illinois State, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/17	2,000	2,044
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/15	2,995	3,028
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.220%, 11/15/20 (A)	16,160	16,160
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,699
Romeoville Village, GO, AGM Callable 04/02/15 @ 100
4.000%, 12/30/15	255	256
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,443
Village of Bedford Park, Valorem Property Tax, Ser A, GO, AGM
3.000%, 12/15/16	1,410	1,465
Village of Bolingbrook Illinois, GO, AGM
3.000%, 01/01/17	850	886
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	602

		72,561

Indiana — 2.2%
Indiana State, BAN Callable 04/02/15 @ 100
2.500%, 05/01/15	10,200	10,202
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	500
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.300%, 05/01/28 (A)	3,500	3,500
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	4,735	4,803
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,027

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	$750	$787
4.000%, 11/01/17	365	391
Posey County, Economic Development Project, RB Callable 04/02/15 @ 100
0.230%, 07/01/46 (A)	5,000	5,000
South Bend, Community School, RB, NATL
5.000%, 07/15/15	430	438
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	348

		26,996

Iowa — 0.8%
Iowa State, Higher Education Loan Authority, RAN
2.000%, 05/14/15	1,000	1,003
Randall, BAN Callable 02/01/16 @ 100
1.250%, 08/01/16	9,500	9,524

		10,527

Kansas — 0.4%
Horton City, Ser 1, GO Callable 04/02/15 @ 100
1.150%, 06/01/15	1,000	1,000
Olath, Health Facilities Revenue Authority, Ser B, RB Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,049

		5,049

Kentucky — 2.9%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,136
Kentucky, Multi-Family Housing Centre Meadows Apartments Project, RB Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,001
Kentucky, Public Transportation Infrastructure Authority, Sub-Ser, RB
3.000%, 07/01/17	1,750	1,831
Lexington-Fayette Urban County, Richmond Place Project, RB
0.400%, 04/01/15 (D)	5,010	5,010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Trimble, Pollution Control, Louisville Gas and Electric Project, Ser A, RB
1.050%, 09/01/26 (A)	$10,750	$10,700
Trimble, Pollution Control, Louisville Gas and Electric Project, AMT, RB
1.350%, 11/01/27 (A)	15,000	14,995

		36,673

Louisiana — 0.6%
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,080
Shreveport, Water & Sewer Revenue, Ser A, RB, BAM
3.000%, 12/01/16	3,490	3,633

		7,713

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	176

Maryland — 0.1%
Maryland State, Housing & Community Development Administration, Ser B, RB
0.970%, 03/01/36 (A)	1,000	1,002

Massachusetts — 1.6%
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL Callable 08/15/15 @ 100
5.000%, 08/15/17	1,535	1,567
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.600%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, RB Callable 03/23/15 @ 100
1.150%, 12/01/16	1,600	1,595
Massachusetts State, Housing Finance Agency, Ser A, RB Callable 03/23/15 @ 100
0.650%, 12/01/16	2,200	2,200
Massachusetts State, Housing Finance Agency, Ser E, RB Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,075

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser A, GO Callable 08/01/15 @ 100
0.500%, 02/01/16 (A)	$2,000	$2,004
Massachusetts State, Ser D-1, GO Callable 02/01/16 @ 100
0.220%, 08/01/43 (A)	3,000	3,000
Massachusetts State, Ser D-2, GO Callable 02/01/17 @ 100
0.320%, 08/01/43 (A)	2,000	2,001

		20,442

Michigan — 4.9%
Brighton Area, School District, Ser II, GO, AMBAC
1.103%, 05/01/15 (E)	9,500	9,488
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,510
Detroit, Sewage Disposal System Revenue, Ser Senior A, RB, AGM
5.500%, 07/01/15	285	289
Detroit, Sewage Disposal System Revenue, Ser Senior Lien, RB, NATL
5.500%, 07/01/15	240	244
East Lansing School District, GO
5.000%, 05/01/17	650	709
5.000%, 05/01/18	400	447
Fitzgerald Public School District, Ser B, GO, BAM
4.000%, 05/01/15	1,485	1,493
Forest Hills, Public Schools, GO
5.000%, 05/01/18	2,000	2,238
5.000%, 05/01/19	1,425	1,632
4.000%, 05/01/16	2,600	2,707
4.000%, 05/01/17	2,150	2,296
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,164
Lakewood, Public Schools, PUTTERs, Ser 2624Z, GO, AGM
0.020%, 05/01/29 (A)	1,000	1,000
L’Anse Creuse, Public Schools, GO
5.000%, 05/01/18	725	811
Livonia, Public School District, GO, BAM
5.000%, 05/01/18	850	944
4.000%, 05/01/16	500	520
4.000%, 05/01/17	725	771
2.000%, 05/01/15	320	321
Livonia, Public School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,003

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Building Authority, Facilities Program, Ser II, RB, AMBAC Callable 10/15/15 @ 100
5.000%, 10/15/17	$6,550	$6,743
Michigan State, Finance Authority, Detroit School District, Ser E, RB
2.850%, 08/20/15	3,000	3,015
Michigan State, Finance Authority, Local Government Loan Program, RB
3.000%, 07/01/15	1,000	1,008
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/18	2,275	2,528
Michigan State, Finance Authority, Senior Lien, Ser C6, RB
5.000%, 07/01/16	2,500	2,628
Michigan State, Finance Authority, Unemployment Obligations Project, RB Callable 03/23/15 @ 100
5.000%, 07/01/23	1,940	1,963
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,049
Southgate, Community School District, GO, BAM
5.000%, 05/01/17	1,000	1,084
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/15	1,580	1,584
University of Michigan, Ser F, RB Callable 10/01/15 @ 100
0.420%, 04/01/43 (A)	5,000	5,006
West Bloomfield, School District, GO
4.000%, 05/01/18	1,725	1,869
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/15	2,450	2,461

		61,525

Minnesota — 0.4%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,012
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	619

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pipestone County, Medical Center Revenue Authority, BAN Callable 11/01/16 @ 100
0.850%, 05/01/17	$3,000	$2,996

		4,627

Mississippi — 3.0%
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB Callable 04/01/15 @ 100
0.010%, 11/01/35 (A)	400	400
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB Callable 05/01/15 @ 100
0.300%, 05/01/37 (A)	2,000	2,000
Mississippi State, Business Finance, Waste Management Inc. Project, RB
1.000%, 07/01/17	5,885	5,888
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,115
Mississippi State, Hospital Equipment & Facilities Authority, RB
0.500%, 09/01/22 (A)	1,500	1,500
Perry County, Pollution Control Project, RB Callable 03/02/15 @ 100
0.230%, 02/01/22 (A)(D)	23,600	23,600
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB Callable 03/02/15 @ 100
0.350%, 10/01/17 (A)(D)	2,500	2,500

		38,003

Missouri — 0.5%
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	327
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB
3.000%, 03/01/15	2,000	2,000
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,438

Description	Face Amount ($ Thousands)	Value ($ Thousands)

1.000%, 06/01/15	$1,755	$1,758
Sikeston, Electric System Revenue, RB, NATL
6.000%, 06/01/15	1,225	1,242

		6,765

Montana — 0.5%
Livingston, Livingston Health Care Project, RAN Callable 06/01/15 @ 100
2.000%, 12/01/15	6,000	6,003

Nebraska — 0.1%
Nebraska State, Public Power District, RB
4.000%, 01/01/18	575	624

Nevada — 0.5%
Clark County, Department of Aviation, Sub-Ser A-1, AMT, RB
5.000%, 07/01/16	1,800	1,909
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-663, GO, AGM Callable 06/15/17 @ 100
0.270%, 06/15/22 (A)	2,750	2,750
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,505

		6,164

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,223

New Jersey — 14.3%
Absecon, BAN
1.000%, 08/06/15	1,540	1,542
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/17	1,000	1,080
Freehold, Ser A, GO
0.900%, 12/04/15	8,925	8,946
Hamilton Township, School District, GO
4.000%, 07/15/15	500	507
Hillside Township, GO
1.000%, 08/07/15	2,439	2,443
Hudson County, GO
4.000%, 07/15/16	1,145	1,202
Jersey City, GO
1.000%, 12/11/15	7,161	7,187

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	41

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kearny, BAN
1.000%, 02/05/16	$11,563	$11,605
Lyndhurst Township, BAN
1.000%, 02/11/16	3,181	3,192
Millstone Township, BAN
0.900%, 02/18/16	7,947	7,970
Millville, BAN
0.900%, 08/04/15	6,737	6,746
Moonachie, GO
1.250%, 10/21/15	2,000	2,008
New Jersey State, Building Authority, BAN Callable 06/15/15 @ 100
3.000%, 06/15/16	7,000	7,059
New Jersey State, Economic Development Authority, RB Callable 08/01/16 @ 100
0.750%, 02/01/17 (A)	2,000	2,005
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB Callable 08/01/15 @ 100
1.720%, 02/01/16 (A)	2,755	2,768
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/16	2,350	2,474
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/16	2,050	2,196
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,501
New Jersey State, Tobacco Settlement Financing Authority, RB Callable 06/01/17 @ 100
0.670%, 06/01/29 (A)	10,600	10,600
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15 (B)	1,875	1,928
New Jersey State, Turnpike Authority, Ser C, RB, NATL
6.500%, 01/01/16 (B)	530	558
New Jersey State, Turnpike Authority, Ser E, RB Callable 07/01/16 @ 100
0.640%, 01/01/23 (A)	3,000	3,013
Newark, General Improvements, General Improvements Project, Ser B, BAN
1.750%, 06/24/15	9,000	9,027

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Newark, General Improvements, Ser A, GO
5.000%, 07/15/15	$1,000	$1,014
Newark, Housing Authority, RB, AGM
4.500%, 12/01/18	410	430
Newark, Ser C, GO
1.750%, 06/24/15	2,000	2,006
Newark, Ser D, GO
1.750%, 12/08/15	2,500	2,517
Newark, Ser F, GO
1.750%, 12/08/15	2,583	2,601
Palmyra, Ser A, BAN
1.000%, 05/05/15	7,465	7,470
Palmyra, Ser B, BAN
1.000%, 09/08/15	1,545	1,548
Palmyra, Ser C, BAN
0.900%, 12/07/15	1,552	1,555
Passaic County, GO
3.000%, 08/15/15	1,220	1,234
Paterson, BAN
1.250%, 06/03/15	11,708	11,724
Paulsboro, Ser B, BAN
1.000%, 07/07/15	2,401	2,404
Pemberton, Ser A, BAN
0.900%, 01/20/16	4,500	4,510
Plainfield, BAN
1.000%, 09/03/15	16,527	16,537
Sussex County, Municipal Utilities Authority, RB
2.000%, 12/01/16	1,920	1,965
Toms River, GO
1.000%, 06/23/15	12,440	12,462
Winslow Township, Ser A, BAN
1.000%, 07/20/15	9,299	9,309
Wood-Ridge, BAN
1.000%, 11/13/15	2,600	2,611

		179,454

New Mexico — 1.1%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	7,935	7,949
New Mexico, Municipal Energy Acquisition Authority, Sub-Ser B, RB
0.635%, 08/01/17 (A)	5,000	5,009
Taos County, Education Improvement Authority, RB, BAM
2.000%, 04/01/15	1,000	1,001

		13,959

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 18.1%
Auburn, Ser B, BAN
1.000%, 05/29/15	$16,417	$16,443
Bath, Central School District, GO
2.000%, 06/15/15	840	844
Board of Cooperative, Education Services, RAN
1.250%, 06/26/15	2,000	2,005

Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.000%, 11/01/31 (A)	2,500	2,509
0.900%, 11/01/31 (A)	2,500	2,506
Deutsche Bank SPEARs, Ser DBE-1161, AMT, RB Callable 03/02/15 @ 100
0.500%, 10/01/45 (A)	1,000	1,000
Franklin County, Solid Waste Management Authority, AMT, BAN
1.000%, 03/31/15	1,440	1,440
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.000%, 06/30/15	29,500	29,550
Greater Southern Tier, Board of Cooperative Education Services, RAN
1.500%, 06/30/15	3,000	3,010
Long Beach, Ser A, GO Callable 05/19/15 @ 100
1.500%, 09/18/15	2,075	2,080
Long Beach, Ser B, GO
1.500%, 09/18/15	1,740	1,745
Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/17	2,780	2,990
Metropolitan New York, Transportation Authority, Ser A, RB Callable 11/15/15 @ 100
0.290%, 11/15/41 (A)	2,000	2,000
Metropolitan New York, Transportation Authority, Sub-Ser, RB Callable 05/01/15 @ 100
0.645%, 11/01/32 (A)	1,000	1,000
Monroe County, Public Improvement Project, BAN
1.000%, 07/01/15	25,000	25,039
Monroe County, Public Improvements Project, GO
4.000%, 06/01/15	1,020	1,029

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, General Improvements, GO
2.000%, 06/15/15	$3,000	$3,015
Nassau County, General Improvements, Ser H, GO
4.000%, 10/01/15	500	511
New York City, Housing Development Authority, Ser B1B, RB Callable 04/02/15 @ 100
1.100%, 11/01/16	6,905	6,907

New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	1,205	1,206
New York City, Housing Development Authority, Ser B1, RB
3.000%, 07/01/15	2,000	2,018
New York City, Housing Development Authority, Ser F, RB, FHLMC/FNMA/GNMA Callable 04/02/15 @ 100
0.950%, 05/01/16	12,200	12,201
New York City, Ser C4, GO, AGM
0.680%, 10/01/27 (A)	350	350
New York City, Sub-Ser J-8-R, GO Callable 10/01/15 @ 100
0.400%, 08/01/21 (A)	4,000	4,000
New York City, Sub-Ser J, GO, AGM
0.450%, 06/01/36 (A)	800	800
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
0.900%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,007
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,012
Niagara Falls, School District, BAN
1.000%, 06/25/15	21,929	21,963
Niagara, Frontier Transportation Authority, AMT, RB
4.000%, 04/01/15	1,500	1,504
Oyster Bay, Ser B, BAN
1.000%, 07/10/15	34,000	34,044
Plattsburgh, GO
1.000%, 11/19/15	6,225	6,245
Ramapo, Ser B, BAN
4.000%, 05/27/15	2,000	2,007

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	43

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rockland County, GO
2.000%, 03/17/15	$1,500	$1,501
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,091
5.000%, 03/01/17	1,375	1,478
St. Lawrence County, BAN
1.100%, 07/24/15	2,900	2,903
Suffolk County, TAN
2.000%, 07/30/15	10,000	10,070
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,318
Suffolk County, Public Improvements Project, Ser B, GO
2.000%, 10/01/15	5,115	5,169

Suffolk County, RAN
1.500%, 03/26/15	5,000	5,004

		226,339

North Carolina — 0.1%
New Hanover, Hospital Revenue Project, RB
4.000%, 10/01/15	1,370	1,399

North Dakota — 0.1%
Williston, Ser A, RB Callable 04/02/15 @ 100
2.500%, 11/01/15	540	540

Ohio — 2.9%
American Municipal Power, RB
1.100%, 06/25/15	1,750	1,752
1.000%, 10/22/15	7,531	7,547
1.000%, 11/18/15	2,435	2,438
Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB Callable 06/01/17 @ 100
0.320%, 06/01/24 (A)	9,040	9,040
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	503
4.000%, 05/15/17	785	839
Lancaster, Port Authority, RB
0.515%, 02/01/17 (A)	3,000	2,994
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	637
3.000%, 11/15/17	555	571
2.000%, 11/15/15	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB Callable 09/01/18 @ 100
2.250%, 09/01/33 (A)	$1,250	$1,284
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB Callable 04/01/15 @ 100
0.350%, 01/15/33 (A)	2,500	2,500
Ohio State, Water Development Authority, RB
3.375%, 01/01/34 (A)	1,500	1,511
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,511
Waverly, City School District, Improvements and Energy Conservation Project, GO
2.000%, 05/20/15	1,250	1,253

		36,881

Oklahoma — 0.7%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,130
Cleveland County, Justice Authority, RB
3.000%, 03/01/17	900	939
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	1,030	1,043
Oklahoma City, Airport Trust, Ser Junior Lien, AMT, RB
5.000%, 07/01/15	1,350	1,371
Oklahoma State, School Districts & County, Revenue Anticipation Program, COP
0.750%, 06/30/15	2,000	2,000
Tulsa, Airports Improvement Trust, Ser B, AMT, RB, BAM
4.000%, 06/01/17	1,090	1,153
3.000%, 06/01/16	700	718

		8,354

Pennsylvania — 3.8%
Bermudian Springs, School District, GO Callable 11/02/15 @ 100
0.815%, 05/01/23 (A)	2,000	2,002

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chester County, Industrial Development Authority, RB Callable 08/01/16 @ 100
0.650%, 02/01/17	$2,000	$1,998
Clarion County, Industrial Development Authority, BAN Callable 11/01/15 @ 100
1.050%, 05/01/16	1,000	1,001
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,192
Downingtown Area, School District, GO Callable 09/11/14 @ 100
0.290%, 05/01/15 (A)	875	875
Hempfield Area, School District, GO
4.000%, 10/15/17	900	970
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	311
3.000%, 05/01/15	360	361
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,012
Penn Hills, School District, GO, BAM
3.000%, 10/01/16	1,145	1,182
3.000%, 10/01/17	1,000	1,043
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,039
3.000%, 05/01/15	1,250	1,256
3.000%, 11/01/15	1,680	1,709
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,572
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,303
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	3,000	3,029

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.850%, 11/01/41 (A)	$1,140	$1,140
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,004
5.000%, 04/01/16	2,000	2,093
5.000%, 04/01/17	1,500	1,610
Pennsylvania State, Turnpike Commission, Ser B-1, RB Callable 06/01/17 @ 100
0.470%, 12/01/17 (A)	4,000	4,004
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,384
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,353
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/15	1,160	1,185
Upper Darby, School District, GO
2.000%, 05/01/16	500	508
Upper Darby, GO, AGM Callable 04/01/16 @ 100
2.250%, 10/01/17	310	314

		47,450

Puerto Rico — 3.1%
Deutsche Bank SPEARs, RB, AMBAC Callable 03/02/15 @ 100
0.550%, 08/01/54 (A)	12,585	12,585
Deutsche Bank SPEARs, RB, NATL
0.550%, 08/01/41 (A)	10,335	10,335
0.550%, 08/01/42 (A)	9,615	9,615
Government Development Bank, Ser 3402, RB Callable 04/01/15 @ 100
0.500%, 06/30/15 (A)	4,000	4,000
Puerto Rico Commonwealth, Ser B, GO, AGM
6.500%, 07/01/15	1,000	1,015
Puerto Rico Highways & Transportation Authority, Ser Z, RB, AGM
6.250%, 07/01/16	975	1,029

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	45

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico, Electric Power Authority, Ser KK, RB, AGM
5.500%, 07/01/15	$250	$253

		38,832

Rhode Island — 0.4%
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	1,000	1,040
4.000%, 05/15/17	1,650	1,739
3.000%, 05/15/15	1,300	1,307
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	962

		5,048

South Carolina — 0.3%
SCAGO, Educational Facilities Authority Pickens School District, RB
5.000%, 12/01/16	1,000	1,073
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA Callable 03/12/15 @ 100
0.800%, 05/01/15	2,250	2,250

		3,323

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Ser B, RB
3.000%, 11/01/17	500	529
3.000%, 11/01/18	500	534

		1,063

Tennessee — 0.3%
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/18	2,000	2,207
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/15	1,510	1,542

		3,749

Texas — 9.8%
Austin, SAB
3.005%, 12/01/16 (E)	3,000	2,948
2.663%, 12/01/15 (E)	6,905	6,872
Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	725	743

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Texas, Regional Mobility Authority, Ser B, RB Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	$500	$504
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,072
5.000%, 11/01/17	2,000	2,231
Deutsche Bank Spears, Ser DBE-1182, AMT, RB Callable 11/01/21 @ 100
0.320%, 11/01/45 (A)	9,000	9,000
Deutsche Bank SPEARs, Ser DBE-1226, RB Callable 03/02/15 @ 100
0.500%, 04/01/53 (A)	13,280	13,280
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	2,400	2,411
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	421
3.000%, 10/01/15	250	254
Harris County, Houston Sports Authority, Ser C, RB
4.000%, 11/15/17	545	585
3.000%, 11/15/16	1,105	1,144
2.000%, 11/15/15	540	545
Houston, Independent School District, Ser A, GO, PSF-GTD
1.000%, 06/01/39 (A)	4,800	4,808
Houston, Utility System Revenue Authority, Ser A, RB Callable 04/02/15 @ 100
0.570%, 05/15/34 (A)	1,100	1,100
Hunt, Memorial Hospital District, RB, AGM Callable 04/01/15 @ 100
0.170%, 08/15/17 (A)	3,885	3,885
JPMorgan Chase PUTTERs, Ser 4302Z, RB
0.240%, 11/15/20 (A)	4,000	4,000
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4301, RB
0.240%, 11/15/20 (A)	4,100	4,100
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4314, RB
0.240%, 11/15/20 (A)	5,555	5,555
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/18	2,200	2,468
Northside, Independent School District, GO, PSF-GTD
1.500%, 08/01/34 (A)	2,000	2,010

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Port of Arthur, Navigation District, Motiva Enterprises Project, RB Callable 03/02/15 @ 100
0.090%, 11/01/40 (A)	$15,900	$15,900
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB Callable 03/02/15 @ 100
0.090%, 12/01/39 (A)	2,200	2,200
Port of Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB Callable 03/02/15 @ 100
0.090%, 12/01/39 (A)	4,420	4,420
Round Rock, Independent School District, GO, PSF-GTD
1.500%, 08/01/40 (A)	5,000	5,069
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,670
San Antonio, Water System Revenue, RB
0.700%, 05/01/43 (A)	3,000	2,999
Sienna, Plantation Levee Improvement District, GO, BAM
3.000%, 09/01/16	500	519
Starr County, GO, AMBAC Callable 03/30/15 @ 100
4.000%, 08/15/17	500	501
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	461
3.000%, 09/01/15	500	507
Tarrant County, Cultural Education Facilities Finance, Ser 2973, RB Callable 11/15/18 @ 100
0.220%, 11/15/29 (A)	600	600
Tarrant County, Housing Finance, RB Callable 10/01/15 @ 100
0.600%, 10/01/16	1,500	1,501
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser SR, RB
5.000%, 12/15/16	1,755	1,872
Texas State, Municipal Gas Acquisition & Supply II, RB
0.490%, 09/15/17 (A)	530	531

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	$3,000	$3,195
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,016
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	596
2.000%, 10/01/15	355	356
2.000%, 10/01/16	575	578
Tyler, Health Facilities Development, Ser A, RB
5.000%, 11/01/15	2,500	2,570

		122,997

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,035

Virginia — 0.3%
Caroline County, Industrial Development Authority, BAN Callable 04/02/15 @ 100
4.000%, 08/01/16	1,815	1,819
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.920%, 08/01/38 (A)	1,000	1,020
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,320

		4,159

Washington — 1.3%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	795
5.000%, 07/01/17	750	823
Port of Seattle, Special Facility Revenue AMT, RB
4.000%, 06/01/16	500	521
Tender Option Bond Trust Receipts, Ser 2015-XF0042, RB Callable 11/01/19 @ 100
0.220%, 11/01/24 (A)	8,700	8,700

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	47

SCHEDULE OF INVESTMENTS (Unaudited)

Short Duration Municipal Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	$200	$215
5.000%, 11/15/17	500	555
5.000%, 11/15/18	655	744
Washington State, Housing Finance Commission, Ser A, RB Callable 12/01/15 @ 100
0.550%, 06/01/16	4,000	4,001

		16,354

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
5.000%, 07/15/16	400	424
4.000%, 07/15/15	460	466
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/15	1,200	1,221
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/15	600	609

		2,720

Total Municipal Bonds (Cost $1,247,387) ($ Thousands)		1,249,831

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	4,839,850	4,840

Total Cash Equivalent (Cost $4,840) ($ Thousands)		4,840

Total Investments — 100.0% (Cost $1,252,227) ($ Thousands)		$1,254,671

Percentages are based on Net Assets of $1,254,302 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2015. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of February 28, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

BAM — Build America Mutual Assurance Company

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,249,831	$—	$1,249,831
Cash Equivalent	4,840	—	—	4,840

Total Investments in Securities	$4,840	$1,249,831	$—	$1,254,671

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

California — 98.5%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,643
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,732
5.000%, 10/01/23	2,160	2,636
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,385
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,465
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	586
5.000%, 10/01/22	500	589
5.000%, 10/01/23	500	592
California State, Department of Water Resources, Ser H, RB Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,388
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,055
5.000%, 05/01/19	2,000	2,322
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	787

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	$2,775	$2,944
5.000%, 07/01/18 (A)	915	1,041
5.000%, 07/01/18	260	295
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	568
4.000%, 10/01/21	500	566
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	269
5.000%, 09/01/21	325	396
5.000%, 09/01/22	800	986
California State, Educational Facilities Authority, Pepperdine University Project, RB Callable 09/01/22 @ 100
5.000%, 09/01/25	785	943
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,458
California State, Educational Facilities Authority, Ser A, RB
5.000%, 10/01/23	830	994
California State, GO
5.250%, 02/01/18	2,000	2,255
California State, GO Callable 03/02/15 @ 100
0.010%, 05/01/34 (A)(B)	2,000	2,000
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,226
California State, GO Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,963
California State, GO Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,107
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,438
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB Callable 06/01/22 @ 100
5.000%, 06/01/25	400	466
5.000%, 06/01/26	350	406

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	49

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/24	$1,000	$1,196
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (A)	710	779
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,130
California State, Municipal Finance Authority, Anaheim electric Utility Project, RB
5.000%, 10/01/21	1,000	1,217
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,425	1,571
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,512
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,636
California State, Public Works Board, Ser A, RB Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,397
California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	1,000	1,176
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/23	1,200	1,404
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,235
California State, University Systemwide Project, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,326
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,329
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,713

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 10/01/20	$5,000	$5,953
5.000%, 12/01/23	2,295	2,830
California State, Various Purposes, GO Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,899
California State, Various Purposes, GO Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,177
California State, Various Purposes, GO Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,489
California State, Various Purposes, GO Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,143
California State, Wide Communities Development Authority, RB, AGM
5.000%, 11/15/22	200	242
California State, Wide Communities Development Authority, Ser S, RB Callable 11/01/16 @ 100
2.500%, 08/01/20	2,250	2,304
Contra Costa, Transportation Authority, Ser B, RB Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,076
5.000%, 03/01/23	1,265	1,499
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	573
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,190
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	991
East Bay, Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/22	1,500	1,842
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,465
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	571
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,783
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,031
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,190
Jurupa, Public Financing Authority, Ser A, RB
5.000%, 09/01/19	475	545

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB Callable 11/01/21 @ 100
5.000%, 11/01/26	$1,000	$1,179
Long Beach, Community College District, Ser B, GO Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,387
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,380
Long Beach, Unified School District, Election 2008, Ser A, GO Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,345
Los Angeles, Community College District, GO, AGM Pre-Refunded @ 100
5.000%, 08/01/20 (B)	35	36
Los Angeles Community College District, Ser A, GO
5.000%, 08/01/22	1,000	1,234
Los Angeles, Community College District, Ser S, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/20	1,465	1,493
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,379
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,703
Los Angeles County, Redevelopment Authority, RB
5.000%, 12/01/24	2,000	2,451
Los Angeles, Community Facilities District, RB
5.000%, 09/01/21	1,050	1,228
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,314
Los Angeles, Department of Airports, AMT, RB Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,682
Los Angeles, Department of Airports, Sub-Ser C, RB
5.000%, 05/15/22	1,080	1,313
5.000%, 05/15/23	800	981
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,400	1,666

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	$2,200	$2,625
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/22	250	307
Los Angeles, Department of Water & Power, Ser C, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	750	916
Los Angeles, Unified School District, Ser B, GO
5.000%, 07/01/20	2,000	2,382
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/23	2,000	2,479
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	3,056
Manteca, Water Revenue Authority, RB Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,773
Milpitas, Redevelopment Agency Successor Agency, GO
5.000%, 09/01/21	1,000	1,205
Newport Beach, Hoag Memorial Hospital Project, RB Pre-Refunded @ 100
6.000%, 12/01/21 (B)	3,000	3,845
Orange County, Redevelopment Agency Successor Agency, RB
5.000%, 09/01/21	1,100	1,301
Orange County, Redevelopment Agency Successor Agency, RB, AGM
5.000%, 09/01/23	525	630
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	340
Palo Alto, Unified School District, GO, AGM Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,219
Palomar, Community College District, GO
5.000%, 05/01/23	750	927
Pomona, Unified School District, GO, BAM
5.000%, 08/01/23	665	808
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,352

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	51

SCHEDULE OF INVESTMENTS (Unaudited)

California Municipal Bond Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	$3,465	$4,144
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,839
San Diego County, Regional Transportation Commission, Ser A, RB Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,413
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,694
San Diego County, Water Authority, Ser A, RB Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	6,022
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,941
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,255
5.000%, 05/15/24	1,000	1,152
San Francisco Bay Area, Toll Authority, RB Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,409
5.000%, 04/01/26	1,425	1,712
San Francisco Bay Area, Toll Authority, Ser F, RB Pre-Refunded @ 100
5.000%, 04/01/17 (B)	2,000	2,186
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,464
San Francisco City & County, Ser R1, GO Callable 06/15/23 @ 100
5.000%, 06/15/26	3,000	3,645
San Francisco City & County, Public Utilities Commission, Ser A, RB Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,270
San Francisco City & County, Public Utilities Commission, Ser D, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,210
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,267

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	$810	$919
Santa Clara County, Fremont Union High School District, GO, NATL Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,047
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,209
Santa Clara Valley, Transportation Authority, Ser A, RB Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,190
Santa Monica-Malibu, Unified School District, GO Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,310
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,560
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	887
Sonoma-Marin, Area Rail Transit District, Ser A, RB Callable 03/01/22 @ 100
5.000%, 03/01/23	725	875
South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A, RB Callable 08/15/21 @ 102
5.000%, 08/15/23	725	847
5.000%, 08/15/24	1,000	1,164
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,185
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,168
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,734
Stockton, Public Financing Authority, RB, BAM
5.000%, 09/01/20	1,000	1,168
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,273
Tustin Unified School District, GO
5.000%, 06/01/23	800	990
University of California, Regents Medical Center Project, Ser A, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,020

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)/Shars	Value ($ Thousands)

University of California, Revenues Limited Project, Ser E, RB
5.000%, 05/15/18	$3,000	$3,387
University of California, Ser AM, RB Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,239
University of California, Ser K, RB, NATL Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	5,901
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,095
Ventura County, Community College District, GO
5.000%, 08/01/16	500	533
Whittier, Union High School District, GO, NATL Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,514

Total Municipal Bonds (Cost $251,401) ($ Thousands)		264,689

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	2,118,191	2,118

Total Cash Equivalent (Cost $2,118) ($ Thousands)		2,118

Total Investments — 99.3% (Cost $253,519) ($ Thousands)		$266,807

Percentages are based on Net Assets of $268,720 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of February 28, 2015.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$264,689	$—	$264,689
Cash Equivalent	2,118	—	—	2,118

Total Investments in Securities	$2,118	$264,689	$—	$266,807

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	53

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Guam — 0.5%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$276

Massachusetts — 97.7%
Belmont, Municipal Purpose Loan Project, GO
5.000%, 04/15/24	1,000	1,248
Beverly, Municipal Purpose Loan, GO Callable 01/15/20 @ 100
5.000%, 01/15/22	500	583
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,239
Boston, Ser A, GO Callable 03/01/24 @ 100
5.000%, 03/01/25	500	621
Cambridge, GO
5.000%, 01/01/20	300	355
5.000%, 02/15/21	500	604
Malden, GO
5.000%, 11/15/21	1,000	1,206
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	644
5.000%, 07/01/22	500	611
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,223
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/24	750	966
5.250%, 07/01/21	800	978
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	500	600
Massachusetts State, Clean Water Trust, Tufts University Project, RB
5.000%, 02/01/23	1,000	1,237

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	$1,000	$1,208
Massachusetts State, College Building Authority, Ser B, RB Callable 05/01/20 @ 100
5.000%, 05/01/22	540	638
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	551
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	276
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,209
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB Callable 10/01/19 @ 100
5.000%, 10/01/22	500	577
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	277
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	164
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	590
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18 (A)	250	286
Massachusetts State, Development Finance Agency, RB
5.000%, 07/01/23	1,045	1,274
Massachusetts State, Development Finance Agency, Ser N, RB
5.000%, 07/01/23	200	236
Massachusetts State, Development Finance Agency, Ser Q, RB
5.000%, 08/15/23	400	491

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	$300	$338
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	563
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	541
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	561
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	500	562
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/19	500	555
5.000%, 01/01/21	500	560
Massachusetts State, Federal Highway Project, RB Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,219
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	555
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	582
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 12/15/19 @ 100
5.000%, 12/15/24	500	590
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	623
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	316

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	$500	$657
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	290
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	220
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/24	500	582
Massachusetts State, Highway Project, RB
5.000%, 06/01/20	275	327
Massachusetts State, Highway Project, Ser A, RB
5.000%, 06/15/21	1,000	1,208
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	360
Massachusetts State, Port Authority, Ser B, RB Callable 07/01/20 @ 100
5.000%, 07/01/21	500	593
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/24	520	645
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/21	1,000	1,210
5.000%, 05/15/23	1,000	1,235
Massachusetts State, School Building Authority, Ser A, RB Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,215
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	584
5.000%, 10/15/21	210	255
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	55

SCHEDULE OF INVESTMENTS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser B, GO
5.250%, 08/01/22	$500	$618
5.250%, 08/01/23	250	313
5.000%, 08/01/23	500	616
Massachusetts State, Ser B, GO, AGM
5.250%, 08/01/21	1,000	1,223
5.250%, 09/01/21	500	612
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,237
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	916
Massachusetts State, Ser D, GO
5.500%, 11/01/19	1,150	1,372
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	605
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	450	530
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/21	1,000	1,212
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	629
Metropolitan Boston, Transit Parking Authority, RB Callable 07/01/21 @ 100
5.000%, 07/01/22	500	590
Newton, GO
5.000%, 03/01/22	465	568
Quincy, GO
5.000%, 06/01/24	1,030	1,282
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	593
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/21	1,000	1,201
Worcester, RB Callable 11/01/22 @ 100
5.000%, 11/01/23	1,000	1,207

		52,762

Total Municipal Bonds (Cost $50,256) ($ Thousands)		53,038

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(B)	543,121	$543

Total Cash Equivalent (Cost $543) ($ Thousands)		543

Total Investments — 99.2% (Cost $50,799) ($ Thousands)		$53,581

Percentages are based on Net Assets of $54,027 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of February 28, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,038	$—	$53,038
Cash Equivalent	543	—	—	543

Total Investments in Securities	$543	$53,038	$—	$53,581

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.8%

Delaware — 1.2%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/24	$1,000	$1,205

New Jersey — 85.3%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	1,085	1,346
Bergen County, Ser C, GO
3.000%, 12/01/19	1,500	1,623
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,369
Burlington County, Bridge Commission, RB
5.000%, 10/01/20	1,200	1,416
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/24	1,000	1,190
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL
5.000%, 07/15/15	1,750	1,781
Carlstadt, School District, GO
5.000%, 05/01/23	500	605
Carlstadt, School District, GO Callable 05/01/24 @ 100
5.000%, 05/01/25	500	606
Freehold, Regional High School District, GO, NATL
5.000%, 03/01/15	1,280	1,280
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,252
4.000%, 11/01/21	2,500	2,839
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,201
4.000%, 09/01/18	460	497

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	$550	$603
Matawan-Aberdeen, Regional School District, GO Callable 09/15/21 @ 100
5.000%, 09/15/23	500	594
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	771
4.000%, 12/01/16	1,640	1,741
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,304
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	907
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,395
4.000%, 11/15/20	485	552
New Jersey, Economic Development Authority, RB
5.000%, 06/15/17	1,000	1,082
New Jersey, Economic Development Authority, Ser II, RB Callable 03/01/22 @ 100
5.000%, 03/01/25	2,500	2,772
New Jersey State, Economic Development Authority, Cigarette Tax, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	685	775
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,097
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,229
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Pre-Refunded @ 100
5.250%, 12/15/15 (A)	1,485	1,544

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	57

SCHEDULE OF INVESTMENTS (Unaudited)

New Jersey Municipal Bond Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM Callable 07/01/18 @ 100
5.000%, 07/01/23	$3,195	$3,560
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/20	1,500	1,687
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	1,000	1,016
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	800
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,745
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,201
5.250%, 09/01/21 (B)	25	31
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,232
5.000%, 09/01/20	1,220	1,457
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,164
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,388
New Jersey State, GO
5.250%, 08/01/21	2,000	2,397
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,184

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	$1,000	$1,162
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,362
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,983
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,173
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,132
New Jersey State, Institute of Technology, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/25	500	587
5.000%, 07/01/26	400	466
5.000%, 07/01/27	500	578
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,382
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,516
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,939
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,866
5.250%, 12/15/21 (B)	15	19
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/25	1,000	1,218

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,134
North Hudson, Sewerage Authority, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,173
Ocean County, GO
4.000%, 08/01/19	710	797
Passaic County, GO
3.000%, 08/15/16	1,000	1,035
Rutgers University, Ser F, RB Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,195
5.000%, 05/01/22	1,000	1,147
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,137
South Jersey, Transportation Authority LLC, RB
4.000%, 11/01/17	1,000	1,076
South Jersey, Transportation Authority LLC, Ser A, RB
5.000%, 11/01/20	435	499
Sparta Township, Board of Education, GO
5.000%, 02/15/23	600	722
Sparta Township, Board of Education, GO Callable 02/15/25 @ 100
5.000%, 02/15/26	575	696
Verona Township, Board of Education, GO
5.000%, 03/01/25	500	615
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,150
5.000%, 09/15/17	635	696

		87,688

New York — 7.9%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,311
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,242
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,000	1,192

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/23 @ 100
5.000%, 12/01/25	$2,000	$2,351

		8,096

Pennsylvania — 2.4%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,715
5.000%, 07/01/16	730	774

		2,489

Total Municipal Bonds (Cost $95,838) ($ Thousands)		99,478

CASH EQUIVALENT — 2.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	2,806,717	2,807

Total Cash Equivalent (Cost $2,807) ($ Thousands)		2,807

Total Investments — 99.5% (Cost $98,645) ($ Thousands)		$102,285

Percentages are based on Net Assets of $102,809 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of February 28, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$99,478	$—	$99,478
Cash Equivalent	2,807	—	—	2,807

Total Investments in Securities	$2,807	$99,478	$—	$102,285

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	59

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.3%

Guam — 0.9%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$804
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	500	564

		1,368

New York — 96.4%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	705
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,079
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	780
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/21	250	291
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/22	1,100	1,333
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	932
Hempstead, Local Development Authority, Molloy College Project, RB Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,709

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Long Island, Power Authority, Ser E, RB, NATL Callable 12/01/16 @ 100
5.000%, 12/01/17	$500	$538
5.000%, 12/01/18	1,000	1,072
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,931
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	475
Metropolitan New York, Transportation Authority, Ser A, RB, NATL Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,108
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/21	1,000	1,196
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	591
Metropolitan New York, Transportation Authority, Ser B1, RB Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,580
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,209
Metropolitan New York, Transportation Authority, Ser F, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,203
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,219
Metropolitan Transportation Authority, Sub-Ser A-1, RB
5.000%, 11/15/21	1,000	1,200
Monroe County, Industrial Development Agency, RB
5.000%, 05/01/23	325	395

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	$1,365	$1,569
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,231
Nassau County, Local Economic Assistance, Catholic Health Services Project, RB
5.000%, 07/01/22	895	1,054
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/22	1,000	1,219
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,192
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,198
New York & New Jersey, Port Authority, Ser 178, AMT, RB Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,380
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/22	1,500	1,789
New York City, Educational Construction Fund, Ser A, RB Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,265
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,222
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,975	2,006
New York City, Housing Development, Capital Funding Program, Ser B1, RB
5.000%, 07/01/20	1,000	1,165
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17 (B)	500	550
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,584
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,198

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser A1, GO, AGM
5.000%, 08/01/16	$1,000	$1,065
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,829
5.000%, 08/01/21	1,000	1,195
New York City, Ser D, GO Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,416
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,204
5.000%, 08/01/19	2,000	2,316
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,195
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,438
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	756
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,171
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,810
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,132
New York City, Ser I1, GO Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,146
New York City, Ser J, GO
5.000%, 08/01/22	500	603
New York City, Ser J1, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	317
New York City, Sub-Ser B1, GO Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,139
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	50	53
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB Callable 01/15/25 @ 100
5.000%, 07/15/26	500	609
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,204
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A1, RB
5.000%, 11/01/18	1,000	1,142
5.000%, 11/01/19	1,650	1,929

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	61

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	$1,500	$1,754
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,205
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,111
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	576
New York State, Dormitory Authority, Columbia University Project, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,061
New York State, Dormitory Authority, Education Project,
Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,266
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	500	600
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,801
New York State, Dormitory Authority, General Purpose Project, Ser A, RB Callable 02/15/24 @ 100
5.000%, 02/15/25	2,250	2,733
New York State, Dormitory Authority, Hospital Special Surgery Project, RB Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,347
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,081
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,198

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 03/15/23	$750	$926
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,161
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,088
5.000%, 07/01/18	795	890
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	119
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	531
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	724
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,168
New York State, Dormitory Authority, RB
5.000%, 02/15/20	2,015	2,352
5.000%, 07/01/21	355	421
5.000%, 07/01/24	1,000	1,211
New York State, Dormitory Authority, RB, AGM
5.250%, 08/15/18	1,000	1,142
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,184
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,155
5.000%, 03/15/20	1,000	1,179
5.000%, 07/01/21	250	296
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	995	1,149
New York State, Dormitory Authority, Ser A, RB Pre-Refunded @ 100
5.250%, 02/15/19 (A)	5	6

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB Callable 07/01/23 @ 100
5.000%, 07/01/24	$1,680	$2,027
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	563
New York State, Dormitory Authority, State University Project, RB Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,358
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	535
New York State, Energy Research & Development Authority, Ser C, RB, NATL
0.476%, 04/01/34 (C)	1,000	935
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/20	1,100	1,307
5.000%, 06/15/21	1,000	1,210
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,994
New York State, Environmental Facilities Authority, Revolving Funds, RB Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,469
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,216
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,182
5.000%, 08/15/21	1,150	1,395
New York State, Environmental Facilities Authority, Revolving Funds, Sub-Ser, RB
5.000%, 06/15/24	1,500	1,879

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities, RB
5.000%, 05/15/24	$1,445	$1,809
New York State, Environmental Facilities, Sub-Ser, RB
5.000%, 06/15/21	1,000	1,210
New York State, Mortgage Agency, Ser 189, AMT, RB Callable 10/01/23 @ 100
3.250%, 10/01/25	2,500	2,500
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	611
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,148
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,130
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,137
New York State, Thruway Authority, Ser B, RB, NATL Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,054
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,370
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,683
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	270
5.000%, 12/15/17	1,000	1,118
New York State, Urban Development Authority, Personal Income Tax Project, Ser A2, RB, AMBAC
5.500%, 03/15/18	1,000	1,137
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/21	600	690
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/20	1,000	1,200
5.000%, 10/15/24	475	600

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	63

SCHEDULE OF INVESTMENTS (Unaudited)

New York Municipal Bond Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Tobacco Settlement Financing, Ser B, RB Callable 06/01/16 @ 100
5.000%, 06/01/20	$500	$529
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,141
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,141
5.000%, 11/15/19	1,000	1,171
5.000%, 11/15/23	2,000	2,473
Utility Debt Securitization Restructuring Authority, Ser TE, RB Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,082
Westchester County, Ser B, RB
5.000%, 11/01/16	1,000	1,069
Westchester County, Ser C, GO
5.000%, 11/01/17	500	558

		152,173

Total Municipal Bonds (Cost $147,387) ($ Thousands)		153,541

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A
0.020% †(C)	2,776,810	2,777

Total Cash Equivalent (Cost $2,777) ($ Thousands)		2,777

Total Investments — 99.1% (Cost $150,164) ($ Thousands)		$156,318

Percentages are based on Net Assets of $157,783 ($ Thousands).

†	Investment in Affiliated Security (see Note 2)

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of February 28, 2015.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,541	$—	$153,541
Cash Equivalent	2,777	—	—	2,777

Total Investments in Securities	$2,777	$153,541	$—	$156,318

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,129

Pennsylvania — 97.0%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,144
Allegheny County, Higher Education Building Authority, Ser A, RB
5.000%, 03/01/20	675	780
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,122
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	811
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
5.000%, 06/01/18	1,000	1,125
5.000%, 12/01/19	500	583
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,177
Allegheny County, Ser C-73, GO
5.000%, 12/01/20	2,750	3,249
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,187
Berks County, GO, AMBAC
5.850%, 11/15/18	865	942

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bethel Park, Municipal Authority, Sewer Project, RB
4.000%, 09/01/16	$1,055	$1,112
Bethel Park, School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,154
Bethlehem Authority, Water Revenue, RB, BAM
5.000%, 11/15/21	1,250	1,455
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,162
Bucks County, Water & Sewer Authority, Neshaminey Sewer Project, RB, AGM Callable 06/01/15 @ 100
5.000%, 06/01/16	680	688
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	585
Butler County, GO
5.000%, 07/15/21	1,000	1,196
Central Bucks, School District, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,698
Central Dauphin, School District, GO, NATL Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,499
Central York, School District, GO
4.000%, 11/01/15	1,270	1,302
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,164
Chester, Water Authority, RB
5.000%, 12/01/21	500	603
Clairton, Municipal Authority, Sewer Revenue, Ser B, RB
5.000%, 12/01/20	1,035	1,198
Cumberland County, GO
5.000%, 05/01/19	550	635
Delaware County, Higher Education Authority, Haverford College Project, RB Callable 05/15/20 @ 100
5.000%, 11/15/21	775	910
Delaware County, University Revenue Authority, RB
5.000%, 08/01/24	1,000	1,224
Delaware River, Joint Toll Bridge Commission, Ser A, RB Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,779
5.000%, 07/01/25	1,000	1,168
Easton Area, School District, GO
5.000%, 04/01/20	1,500	1,751

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	65

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	$1,000	$1,120
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,080
Lancaster County, Hospital Authority, RB
5.000%, 11/01/23	800	947
Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	1,060	1,228
McKeesport, Municipal Authority, Sewer Project, RB, AGM
5.000%, 12/15/21	1,290	1,513
Monroeville, Finance Authority, UPMC Project, RB Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,187
Montgomery County, GO Pre-Refunded @ 100
5.000%, 12/15/23 (B)	85	100
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, NATL
5.000%, 05/01/16	1,140	1,194
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	964
Montgomery County, Ser C, GO Pre-Refunded @ 100
5.000%, 12/15/23 (B)	35	41
Montgomery County, Ser C, GO Callable 12/15/19 @ 100
5.000%, 12/15/23	880	1,026
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,494
Penn State University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	953
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,216
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,198

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennridge, School District, Ser B, GO Callable 02/15/22 @ 100
5.000%, 02/15/23	$750	$892
Pennsylvania, Higher Educational Facilities Authority, RB
5.000%, 11/01/20	500	582
5.000%, 11/01/22	660	781
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,500	1,699
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,769
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/02/15 @ 100
5.000%, 04/01/16	1,450	1,455
Pennsylvania State, GO
5.000%, 07/01/21	1,500	1,785
Pennsylvania State, GO Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,202
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,178
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17 (A)	2,500	2,791
5.000%, 12/01/21	555	667
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,145
5.000%, 08/01/21	1,000	1,137
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,726

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	$1,000	$1,123
5.000%, 06/15/20	500	585
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB Callable 04/01/22 @ 100
5.000%, 04/01/23	500	593
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,696
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,647
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,126
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,132
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,194
Pennsylvania State, Turnpike Commission, RB Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,162
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,251
Pennsylvania State, Turnpike Commission, Ser B, RB Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,323
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,123
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,454
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (B)	595	690
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,154

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	$500	$564
5.000%, 01/01/23	1,225	1,476
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,137
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,128
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	453
Pittsburgh, GO, BAM
5.000%, 09/01/23	1,030	1,240
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	1,955
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,150
Plum Boro, School District, Ser A, GO, BAM Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,188
Quaker Valley School District, GO
5.000%, 10/01/19	500	582
Reading Area, Water Authority, RB, AGM Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,257
Rose Tree Media, School District, Ser B, GO Callable 08/01/21 @ 100
5.000%, 02/01/25	1,500	1,782
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,112
Spring-Ford, Area School District, GO, AGM Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,023
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	493
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	552
Unity Township Municipal Authority, Sewer Revenue Project, Ser A, RB, AGM
5.000%, 12/01/23	1,000	1,192

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	67

SCHEDULE OF INVESTMENTS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	$500	$580
University of Pittsburgh, University Capital Project, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	588
University of Pittsburgh, University Capital Project, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,173
Warwick, School District, GO
5.000%, 02/15/21	750	888
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,233
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,141
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/22	250	302
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,371
Westmoreland County, Ser A, GO
5.000%, 12/01/21	1,160	1,392
Westmoreland County, Ser A, GO Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,209
Wilson, School District, GO
4.000%, 05/15/18	1,200	1,308

		119,195

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	973

Total Municipal Bonds (Cost $115,858) ($ Thousands)		121,297

Total Investments — 98.7% (Cost $115,858) ($ Thousands)		$121,297

Percentages are based on Net Assets of $122,909 ($ Thousands).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Company

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

As of February 28, 2015, all of the Fund’s investments are Level 2.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 70.0%

Alabama — 1.7%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$13,903
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	773

		14,676

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	55
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,193

		1,248

Arizona — 1.2%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,672
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,703
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	465

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	$250	$228
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	241
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	575
Salt Verde Financial, RB
5.000%, 12/01/32	4,000	4,598

		10,482

California — 7.2%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	477
Bay Area, Toll Authority, Ser S-4, RB Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,971
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	200	203
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	547
California State, Economic Recovery Authority, Ser A, GO Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,062
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,166

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	69

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB Callable 08/15/19 @ 100
5.000%, 08/15/34	$2,000	$2,241
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,217
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,651
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,160
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,686
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	277
California State, Various Purposes, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,397
California Statewide, Communities Development Authority, RB Callable 12/01/24 @ 100
5.500%, 12/01/54	3,500	3,875
Chino, Public Financing Authority, SAB Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,436
5.000%, 09/01/30	1,000	1,115
5.000%, 09/01/34	900	973

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB Callable 07/15/22 @ 100
5.500%, 07/02/15 (B)	$6,250	$7,284
Golden State, Tobacco Securitization, Ser A1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	4,000	3,403
Imperial, Irrigation District, Electric Project, Ser C, RB Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,744
Long Beach, Towne Center Project, SAB Callable 10/01/18 @ 100
5.400%, 10/01/23	650	680
Palomar Pomerado, Health Care Authority, Ser D, COP Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,063
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 03/01/15	5,410	2,087
River Islands, Public Financing Authority, RB Callable 09/01/22 @ 102
5.500%, 09/01/45	8,965	9,111
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL
5.000%, 05/01/15	1,000	1,008
San Francisco City & County, Successor Redevelopment Agency, Succesor Agency Community Project, SAB Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,109
Southern California, Tobacco Securitization Authority, Ser A1, RB Callable 03/18/15 @ 100
5.000%, 06/01/37	2,000	1,702

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Stockton, Public Financing Authority, Water Supply Project, Ser A, RB Callable 10/01/23 @ 100
6.250%, 10/01/38	$1,500	$1,782
6.250%, 10/01/40	1,000	1,186
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35	1,800	729

		64,342

Colorado — 1.2%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,792
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	560
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,772
6.250%, 11/15/28	650	844
Denver, Regional Transportation District, Denver Transportation Partners Project, RB Callable 07/15/20 @ 100
6.000%, 01/15/34	500	573
E-470, Public Highway Authority, Ser C, RB Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,889

		10,430

Connecticut — 0.6%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,440

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB Callable 03/01/22 @ 100
5.000%, 09/01/42	675	713

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.625%, 09/01/32	$1,635	$1,694

		2,407

Florida — 2.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB Callable 10/01/22 @ 102
8.000%, 10/01/32	500	632
8.000%, 10/01/42	1,000	1,261
Broward County, Airport System Revenue, Ser Q-1, RB Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,222
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	540
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	266
Florida State, University Square Community Development District, Ser A1, SAB Callable 05/01/17 @ 100
5.875%, 05/01/38	150	153
Florida State, Village Community Development District No. 10, SAB Callable 05/01/23 @ 100
6.000%, 05/01/44	2,225	2,603
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB Callable 04/02/15 @ 100
5.300%, 05/01/37	1,500	1,503
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,708
JEA, Electric System Revenue, Sub-Ser D, RB Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,568

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	71

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB Callable 11/15/21 @ 100
5.500%, 11/15/42	$1,000	$1,106
Miami-Dade County, Aviation Revenue, Ser B, RB Callable 10/01/24 @ 100
5.000%, 10/01/37	1,000	1,133
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,095
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,144
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB Callable 08/01/20 @ 100
5.875%, 08/01/40	500	564

		19,498

Georgia — 1.6%
Atlanta, Department of Aviation, Ser B, RB Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,252
5.000%, 01/01/42	3,000	3,354
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	607
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	488
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,089
Private Colleges & Universities Authority, Savannah College of Art Project, RB Callable 04/01/24 @ 100
5.000%, 04/01/44	6,000	6,606

		14,396

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guam — 0.2%
Guam Government, Waterworks Authority, Ser A, RB Callable 07/01/24 @ 100
5.000%, 07/01/35	$1,250	$1,388

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB Callable 07/01/20 @ 100
5.750%, 07/01/40	500	590

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Pre-Refunded @ 100
6.250%, 12/01/33 (C)	250	298

Illinois — 0.9%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	253
Chicago, Midway International Airport, Second Lien, Ser A, AMT, RB Callable 01/01/24 @ 100
5.000%, 01/01/41	2,500	2,744
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,134
5.250%, 01/01/18	1,500	1,677
Hillside Village, Mannheim Redevelopment Project, Senior Lien, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	548
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB Callable 08/15/21 @ 100
6.000%, 08/15/41	200	239
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	60

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	$1,000	$1,207
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB Pre-Refunded @ 100
5.500%, 08/01/37 (C)	250	278

		8,150

Indiana — 1.1%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	375	408
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,068
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,712
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 04/01/15 (B)	500	506
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,160
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,151
Vigo County, Hospital Authority, Union Hospital Project, RB Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,101

		10,106

Iowa — 2.5%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 04/02/15 @ 100
6.940%, 03/01/15	125	1

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Deerfield Retirement Community Project, RB Callable 11/15/24 @ 100
2.700%, 03/14/15 (B)(D)	$667	$269
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/18 @ 100
5.500%, 12/01/22	10,000	10,591
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Callable 12/01/23 @ 100
5.250%, 12/01/25	10,100	11,070

		21,931

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	586
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,505
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 04/02/15 @ 103
5.125%, 05/15/42	1,200	1,203

		3,294

Kentucky — 0.3%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,130
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB Callable 06/01/20 @ 100
6.375%, 06/01/40	500	578

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	73

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB Callable 09/01/19 @ 100
5.625%, 09/01/39	$1,000	$1,128

		2,836

Louisiana — 0.7%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,722
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB Callable 11/01/20 @ 100
6.500%, 11/01/35	750	900
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	855
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,181
New Orleans, Aviation Board, Ser A1, RB, AGM Callable 01/01/19 @ 100
6.000%, 01/01/23	500	577
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,371

		6,606

Maine — 0.3%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 08/01/15 (B)	2,250	2,359

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 3.5%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	$1,000	$1,061
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,951
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,350
Maryland State, Health & Higher Educational Facilities Authority, RB Callable 07/01/24 @ 100
5.000%, 07/01/39	10,000	11,058
Montgomery County, RB Callable 06/01/25 @ 100
5.000%, 12/01/44	2,000	2,282

		30,702

Massachusetts — 0.3%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,697
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	895	939

		2,636

Michigan — 1.4%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	281

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Finance Authority, Local Government Detroit Water Project, RB Callable 07/01/22 @ 100
5.000%, 07/01/44	$4,500	$4,745
Michigan State, Finance Authority, Local Government Detroit Water Project, RB Callable 07/01/24 @ 100
5.000%, 07/01/33	3,000	3,266
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,053
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	750	428
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB Pre-Refunded @ 100
8.250%, 09/01/18 (C)	500	626
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,635

		12,034

Minnesota — 0.7%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Pre-Refunded @ 100
6.000%, 11/01/15 (C)	100	104
Faribault, Senoir Housing Authority, Senior Living Project, RB Callable 05/01/18 @ 102
6.750%, 05/01/36	315	321
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	353
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,036

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	$625	$694
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,136
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 05/15/15 (B)	2,000	2,199
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	524

		6,367

Missouri — 0.1%
Lees Summit, Summit Fair Project, TA Callable 04/01/19 @ 100
5.625%, 10/01/23	530	562
Manchester, Highway 141/Manchester Road Project, TA Callable 11/01/19 @ 100
6.875%, 11/01/39	250	266
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL Pre-Refunded @ 100
5.000%, 01/01/16 (C)	420	437

		1,265

Nebraska — 0.9%
Central Plains, Energy Project No.3, RB Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,463
Nebraska State, Public Power District, Ser A, RB Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,499

		7,962

Nevada — 1.1%
Las Vegas, Valley Water District, GO Callable 12/01/24 @ 100
5.000%, 06/01/39	8,400	9,641

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	75

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 4.4%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$257
Casino Reinvestment Development Authority, RB Callable 11/01/24 @ 100
5.250%, 11/01/44	2,000	2,169
New Jersey State, Health Care Facilities Financing Authority, RB Callable 07/01/24 @ 100
5.000%, 07/01/44	3,000	3,350
New Jersey State, Economic Development Authority, Ser A, RB Callable 04/02/15 @ 100
6.000%, 05/15/28	210	126
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,074
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	37,200	28,791
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/17 @ 100
4.750%, 06/01/34	4,000	3,077

		38,844

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,176

New York — 5.9%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/43	500	594
6.250%, 07/15/40	1,500	1,777

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser D, RB Callable 11/15/22 @ 100
5.000%, 11/15/28	$3,000	$3,495
Metropolitan New York, Transportation Authority, Ser E, RB Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,787
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,183
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
1.636%, 03/01/15 (B)	425	401
1.626%, 03/01/15 (B)	400	381
1.426%, 03/01/15 (B)	250	251
New York City, Transitional Finance Authority Building Aid Revenue, Ser S-1, RB Callable 01/15/25 @ 100
5.000%, 07/15/33	3,400	3,964
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB Callable 08/01/24 @ 100
5.000%, 08/01/31	2,000	2,351
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,242
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB Callable 07/01/20 @ 100
6.000%, 07/01/40	500	594
New York State, Dormitory Authority, Pace University Project, Ser A, RB Callable 05/01/23 @ 100
5.000%, 05/01/29	600	672
5.000%, 05/01/38	500	540
New York State, Dormitory Authority, Ser A, RB Callable 03/15/25 @ 100
5.000%, 03/15/31	5,400	6,376

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Liberty Development Authority, Bank of America Tower Project, RB Callable 01/15/20 @ 100
6.375%, 07/15/49	$1,000	$1,139
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,228
5.250%, 10/01/35	500	596
New York State, Liberty Development Authority, Water Finance Authority, Ser DD, RB Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,276
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,652
New York State, Liberty Development Authority, World Trade Center Project, RB Callable 11/15/24 @ 100
5.375%, 11/15/40	4,000	4,462
5.000%, 11/15/44	6,000	6,281
New York State, TSASC, Ser 1, RB Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,590
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,076

		52,908

North Carolina — 0.6%
Charlotte, Transit Projects, Ser C, COP Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,297
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	557

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Eastern Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
5.000%, 01/01/26	$1,000	$1,128
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	275
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,472
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	559

		5,288

Ohio — 8.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	21,888
5.875%, 06/01/47	25,130	20,681
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB Callable 11/01/20 @ 100
5.500%, 11/01/40	500	582
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,717
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
3.750%, 03/17/15 (B)	20,000	21,168
Ohio State, Turnpike Commission, Ser A1, RB Callable 02/15/23 @ 100
5.000%, 02/15/28	3,000	3,467

		73,503

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	77

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB Callable 03/02/15 @ 100
0.010%, 03/01/15 (B)	$800	$800

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB Callable 09/01/20 @ 100
6.375%, 09/01/40	150	162

Pennsylvania — 1.6%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	276
Cumberland County, Municipal Authority, Asbury Obligation Group, RB Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,700
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	274
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	936
Delaware County, University Revenue Authority, Neumann University Project, RB Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,083
Delaware River, Port Authority, Port District Project, RB Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,596
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	263

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$273
Philadelphia, Hospitals & Higher Education Facilities Authority, Ser A, RB Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,092
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,041
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	254
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,077
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	280

		14,145

South Carolina — 3.3%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,081
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,655
South Carolina State, Public Service Authority, Ser E, RB Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,892

		29,628

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB Callable 12/01/17 @ 100
5.500%, 12/01/35	$2,000	$2,021

Tennessee — 1.0%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB Callable 07/01/20 @ 100
6.000%, 07/01/38	500	572
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,308
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,358
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,588

		8,826

Texas — 10.9%
Central Texas, Turnpike System, Ser B, RB Callable 08/15/24 @ 100
5.000%, 08/15/37	2,000	2,262
Central Texas, Regional Mobility Senior Lien, RB Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,195
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,124
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB Callable 12/01/20 @ 100
6.125%, 12/01/40	500	572
Grand Parkway Transportation, Revenue Toll Authority, Sub-Ser B, RB Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,728

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	$750	$823
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/15	500	528
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,841
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB Pre-Refunded @ 100
7.250%, 12/01/18 (C)	250	307
Harris County,-Houston Sports Authority, Ser A, RB Callable 11/15/24 @ 100
5.000%, 11/15/28	4,055	4,699
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,534
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB Callable 04/02/15 @ 100
6.125%, 07/15/27	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB Callable 04/02/15 @ 100
6.125%, 07/15/27	1,020	1,024
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,865
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	175

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	79

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Texas, Tollway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	$250	$277
North Texas, Tollway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,324
North Texas, Tollway Authority, Ser A, RB Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,273
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/19 @ 100
6.500%, 08/15/39	500	579
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB Callable 01/01/22 @ 100
5.500%, 01/01/32	500	531
5.125%, 01/01/41	500	510
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB Callable 08/15/20 @ 100
6.700%, 08/15/40	500	598
Tarrant County, Cultural Education Facilities Finance, RB Pre-Refunded @ 100
6.250%, 11/15/29 (C)	20	24
Tarrant County, Cultural Education Facilities Finance, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	480	560
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	789
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	24,500	30,314
Texas State, Municipal Gas Acquisition & Supply III, RB Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,557

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/24	$22,575	$22,607
Wise County, Parker County Junior College District Project, RB Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,187

		96,811

Utah — 0.0%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	411

Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB Callable 04/02/15 @ 100
4.750%, 04/01/15 (B)	1,500	1,502
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	863

		2,365

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,032
Fairfax County, Industrial Development Authority, RB Callable 05/15/22 @ 100
5.000%, 05/15/40	1,500	1,694
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Pre-Refunded @ 100
5.250%, 10/01/17 (C)	500	559

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

James City County, Economic Development Authority, United Methodist Home Project, RB Callable 07/01/17 @ 100
2.000%, 10/01/48	$40	$1
James City County, Economic Development Authority, United Methodist Home Project, RB Callable 06/01/23 @ 100
6.000%, 06/01/43	124	118
Lewistown Commerce Center, Community Development Authority, RB
6.050%, 03/01/44	116	104
Lewistown Commerce Center, Community Development Authority, Sub-Ser C, RB
6.050%, 03/01/54	123	1
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB Callable 07/01/22 @ 100
5.500%, 01/01/42	3,500	3,830

		7,339

Washington — 1.6%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	477
4.000%, 12/01/17	480	505
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,672
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	465
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB Pre-Refunded @ 100
5.500%, 12/01/20 (C)	1,500	1,832

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	$1,000	$983
Washington State, Tobacco Settlement Authority, RB Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,612
Washington State, Tobacco Settlement Authority, RB Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,806

		14,352

West Virginia — 0.2%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/15 (B)	1,000	1,002
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB Callable 10/01/21 @ 103
9.125%, 10/01/41	500	587

		1,589

Total Municipal Bonds (Cost $576,236) ($ Thousands)		622,252

PREFERRED STOCK — 14.9%

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%	16,000	1,667

Financials — 13.4%
Aegon
6.500%	10,592	272
6.375%	127,704	3,255
4.000% (B)	13,100	320
Allstate
6.750%	70,029	1,935
6.625%	100,359	2,733
6.250%	22,789	607
5.625%	85,136	2,212
Arch Capital Group
6.750%	18,259	3,278

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	81

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Continued)

February 28, 2015

Description	Shares	Value ($ Thousands)

Aspen Insurance Holdings
7.250%	342	$9
5.950% (B)	50,200	1,294
Astoria Financial
6.500%	30,931	786
Axis Capital Holdings
6.875%	70,467	1,932
5.500%	75,743	1,822
Bank of America
6.625%	2,190	56
6.375%	23,154	587
6.204%	31,300	790
Bank of New York Mellon
5.200%	50,131	1,245
Barclays Bank PLC
8.125%	39,930	1,063
7.750%	65,500	1,725
7.100%	15,867	416
6.625%	14,975	387
BB&T
5.625%	80,297	2,023
5.200%	9,617	232
Capital One Financial
6.700%	26,119	690
6.250%	99,774	2,560
6.000%	8,677	218
Charles Schwab
6.000%	1,600	43
Citigroup
7.125% (B)	18,301	502
6.875% (B)	71,580	1,920
5.800%	61,100	1,523
City National
6.750% (B)	21,400	614
5.500%	51,823	1,273
CoBank ACB
6.125%	20,000	1,900
Cullen
5.375%	30,953	766
Deutsche Bank Contingent Capital Trust II
6.550%	122,608	3,304
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	797
Fifth Third Bancorp
6.625% (B)	80,000	2,218
First Niagara Financial Group
8.625% (B)	24,396	663
FirstMerit
5.875%	26,878	668

Description	Shares	Value ($ Thousands)

Goldman Sachs Group
6.375% (B)	2,390	$63
6.200%	30,850	790
5.500% (B)	311,702	7,774
4.000% (B)	43,300	877
HSBC Holdings PLC
8.000%	38,690	1,018
6.200%	68,308	1,763
HSBC USA
6.500%	35,026	898
4.500% (B)	27,970	713
2.858%	58,363	2,947
ING Groep
7.200%	2,900	75
7.050%	47,837	1,226
6.375%	77,391	1,967
6.200%	2,570	66
6.125%	38,689	988
JPMorgan Chase
6.700%	38,315	1,021
6.125%	26,254	659
5.500%	15,800	383
KeyCorp
7.750%	5,000	652
M&T Bank
–% (D)	2,965	2,997
MetLife
6.500%	121,184	3,186
4.000% (B)	18,900	469
Morgan Stanley
7.125% (B)	78,636	2,215
6.875% (B)	53,657	1,455
Morgan Stanley Group
4.000% (B)	161,113	3,367
National Westminster Bank PLC
7.763%	10,623	283
PartnerRe
7.250%	30,396	818
5.875%	68,439	1,745
PNC Financial Services Group
6.125% (B)	79,178	2,253
Principal Financial Group
6.518% (B)	5,900	151
5.563% (B)	5,000	503
Prudential PLC
6.750%	63,750	1,677
6.500%	15,808	415
RenaissanceRe Holdings
5.375%	88,684	2,159
Royal Bank of Scotland Group PLC
6.400%	4,680	117
6.350%	1,000	25
5.750%	155,463	3,745

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Santander Finance
6.800%	8,000	$205
State Street
6.000%	32,900	837
5.900% (B)	114,090	3,054
5.250%	72,463	1,746
SunTrust Banks
5.875%	5,019	124
TCF Financial
7.500%	23,454	628
US Bancorp
6.500% (B)	2,542	76
6.000% (B)	75,000	2,042
5.150%	57,104	1,390
3.500% (B)	16,800	769
Wells Fargo
7.500%	2,861	3,469
6.625% (B)	56,260	1,568
5.850% (B)	120,000	3,101

		119,107

Utilities — 1.3%
Alabama Power
6.450%	46,981	1,301
5.625%	20,500	518
Georgia Power
6.500%	15,000	1,609
Gulf Power
6.450%	9,000	911
6.000%	6,000	598
5.600%	20,000	1,996
Interstate Power & Light
5.100%	120,460	3,079
NSTAR Electric
4.780%	10,708	1,058
Washington Gas Light
4.800%	1,000	99
Wisconsin Public Service
6.880%	5,000	507

		11,676

Total Preferred Stock (Cost $116,579) ($ Thousands)		132,450

CORPORATE BONDS — 6.2%

Financials — 6.2%
AXA (B)
6.463%, 12/14/18	$2,400	2,563
6.379%, 12/14/36	1,000	1,113
Bank of America (B)
8.125%, 05/15/18	5,250	5,650

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas (B)
7.195%, 06/29/49	$4,400	$5,291
Charles Schwab (B)
7.000%, 08/01/15	2,600	3,055
Citigroup (B)
5.900%, 05/15/15	1,300	1,307
8.400%, 04/30/18	2,000	2,293
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	517
General Electric Capital (B)
6.250%, 12/15/49	1,400	1,556
JPMorgan Chase (B)
6.750%, 08/01/15	3,200	3,455
6.000%, 12/29/49	3,000	3,058
Lloyds Banking Group PLC (B)
5.920%, 09/29/49	1,700	1,722
M&T Bank (B)
6.450%, 08/11/15	700	756
Nordea Bank (B)
6.125%, 12/31/49	5,000	5,150
PNC Financial Services Group (B)
6.750%, 08/01/15	2,500	2,768
Rabobank Nederland (B)
11.000%, 12/31/49	7,200	9,317
Societe Generale (B)
5.922%, 04/05/15	1,000	1,042
Standard Chartered PLC (B)
7.014%, 07/30/37	2,700	2,997
Wells Fargo (B)
5.875%, 12/31/49	1,200	1,263
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	718

Total Corporate Bonds (Cost $50,350) ($ Thousands)		55,591

U.S. TREASURY OBLIGATIONS (E) — 6.4%
U.S. Treasury Bills
0.610%, 05/21/15 (H)	5,900	5,900
0.600%, 05/14/15	20,500	20,499
0.560%, 06/04/15	10,100	10,099
0.510%, 05/07/15	6,400	6,399
0.180%, 06/11/15	500	500
0.050%, 04/23/15	100	100
0.048%, 05/28/15	8,200	8,199
0.041%, 04/30/15 (H)	5,000	5,000

Total U.S. Treasury Obligations (Cost $56,691) ($ Thousands)		56,696

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	83

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Advantaged Income Fund (Concluded)

February 28, 2015

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	12,405,199	$12,405

Total Cash Equivalent (Cost $12,405) ($ Thousands)		12,405

Total Investments — 98.9% (Cost $812,261) ($ Thousands)		$879,394

Percentages are based on Net Assets of $889,537 ($ Thousands).

A list of open centrally cleared swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Goldman Sachs	3.50%	3M LIBOR	12/18/43	27,700	$(7,861)
Goldman Sachs	2.75%	3M LIBOR	06/19/43	16,700	(3,777)

					$(11,638)

For the six-month period ended February 28, 2015, the total amount of all open swap contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security (see Note 2)

(A)	Security in default on interest payment.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on February 28, 2015.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2015. The coupon on a step bond changes on a specified date.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of February 28, 2015.

(H)	Security, or a portion thereof, has been pledged as collateral on open swap agreements.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LIBOR — London Interbank Offered Rate

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$622,252	$—	$622,252
Preferred Stock	125,769	6,681	—	132,450
Corporate Bonds	—	55,591	—	55,591
U.S. Treasury Obligations	—	56,696	—	56,696
Cash Equivalent	12,405	—	—	12,405

Total Investments in Securities	$138,174	$741,220	$—	$879,394

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps Interest Rate Swaps — Depreciation*	$—	$(11,638)	$—	$(11,638)

Total Securities Sold Short	$—	$(11,638)	$—	$(11,638)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as ‘‘—‘‘ are $0.

The accompanying notes are an integral part of the financial statements.

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

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Statements of Assets and Liabilities ($ Thousands)

February 28, 2015 (Unaudited)

	Tax Free Fund		Institutional Tax Free Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments, at value†	$1,029,643		$1,155,327		$1,420,304		$1,249,831
Affiliated investment, at value††	—		—		8,523		4,840
Cash	752		720		—		6
Dividends and interest receivable	1,001		1,156		15,417		6,536
Receivable for investment securities sold	—		—		5,602		—
Receivable for fund shares sold	—		—		1,744		3,689
Cash pledged as collateral for swap contracts	—		—		—		—
Prepaid expenses	22		32		30		25
Total Assets	1,031,418		1,157,235		1,451,620		1,264,927
LIABILITIES:
Payable for investment securities purchased	11,884		11,939		21,683		7,707
Investment advisory fees payable	32		36		361		265
Trustees’ fees payable	9		8		11		10
Chief Compliance Officer fees payable	1		1		2		1
Shareholder servicing fees payable	—		—		—		—
Income distribution payable	—		11		323		35
Payable for fund shares redeemed	—		—		1,254		2,275
Payable for variation margin	—		—		—		—
Administration fees payable	—		3		300		262
Accrued expense payable	80		67		85		70
Total Liabilities	12,006		12,065		24,019		10,625
Net Assets	$1,019,412		$1,145,170		$1,427,601		$1,254,302
†Cost of investments	$1,029,643		$1,155,327		$1,342,714		$1,247,387
††Cost of affiliated investment	—		—		8,523		4,840
NET ASSETS:
Paid-in capital — (unlimited authorization — no par value)	$1,019,391		$1,145,149		$1,355,681		$1,253,316
Undistributed (Distributions in excess of) net investment income	6		4		40		(15)
Accumulated net realized gain (loss) on investments, futures contracts and swap contracts	15		17		(5,710)		(1,443)
Net unrealized appreciation on investments	—		—		77,590		2,444
Net unrealized depreciation on swap contracts	—		—		—		—
Net Assets	$1,019,412		$1,145,170		$1,427,601		$1,254,302
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$11.74		$10.05
	($1,019,412,018 ÷ 1,019,540,570 shares	)	($960,353,241 ÷ 960,509,204 shares	)	($1,427,600,814 ÷ 121,561,352 shares	)	($1,254,301,709 ÷ 124,811,339 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		N/A		N/A
			($182,476,917 ÷ 182,470,713 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A
			($2,339,676 ÷ 2,344,546 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$264,689		$53,038		$99,478		$153,541		$121,297		$866,989
2,118		543		2,807		2,777		—		12,405
—		—		—		—		741		171
3,344		471		1,028		1,505		1,378		9,262
—		—		—		—		—		—
143		34		252		177		60		1,014
—		—		—		—		—		1,540
6		1		2		3		3		17
270,300		54,087		103,567		158,003		123,479		891,398

1,205		—		615		—		—		—
84		14		35		40		44		301
2		—		1		1		1		6
—		—		—		—		—		1
—		—		—		3		65		—
52		10		11		24		44		349
112		21		50		106		407		756
—		—		—		—		—		163
24		11		9		35		—		227
101		4		37		11		9		58
1,580		60		758		220		570		1,861
$268,720		$54,027		$102,809		$157,783		$122,909		$889,537
$251,401		$50,256		$95,838		$147,387		$115,858		$799,856
2,118		543		2,807		2,777		—		12,405

$255,285		$50,953		$98,902		$151,617		$119,623		$835,358
4		(4)		(10)		(15)		(5)		454
143		296		277		27		(2,148)		(1,770)
13,288		2,782		3,640		6,154		5,439		67,133
—		—		—		—		—		(11,638)
$268,720		$54,027		$102,809		$157,783		$122,909		$889,537
$10.94		$10.79		$10.55		$10.83		$10.77		$10.17
($268,720,344 ÷ 24,561,807 shares	)	($54,026,726 ÷ 5,005,881 shares	)	($102,809,054 ÷ 9,747,968 shares	)	($157,782,557 ÷ 14,568,067 shares	)	($107,948,915 ÷ 10,021,885 shares	)	($889,537,400 ÷ 87,438,391 shares )
N/A		N/A		N/A		N/A		$10.78		N/A
								($14,960,526 ÷ 1,388,263 shares	)
N/A		N/A		N/A		N/A		N/A		N/A

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	87

Statements of Operations ($ Thousands)

For the six-month period ended February 28, 2015 (Unaudited)

	Tax Free Fund	Institutional Tax Free Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$321	$347	$21,075	$5,201
Dividend Income	—	—	—	—
Dividends from Affiliated Investments*	—	—	1	2
Total Investment Income	321	347	21,076	5,203
Expenses:
Administration Fees	1,504	1,643	1,635	1,420
Shareholder Servicing Fees — Class A	1,211	1,105	1,701	1,477
Administrative and Shareholder Servicing Fees — Class B(1)	—	263	—	—
Administrative and Shareholder Servicing Fees — Class C(1)	—	6	—	—
Investment Advisory Fees	194	213	2,249	1,952
Trustees’ Fees	8	9	11	10
Chief Compliance Officer Fees	3	3	4	3
Printing Fees	26	28	36	32
Professional Fees	24	25	33	29
Pricing Fees	19	23	28	25
Registration Fees	18	20	21	19
Custodian/Wire Agent Fees	16	21	22	18
Other Expenses	14	18	22	21
Total Expenses	3,037	3,377	5,762	5,006
Less, Waiver of:
Administration Fees	(1,504)	(1,643)	—	—
Shareholder Servicing Fees — Class A	(1,211)	(1,105)	(1,130)	(927)
Administrative and Shareholder Servicing Fees — Class B	—	(263)	—	—
Administrative and Shareholder Servicing Fees — Class C	—	(6)	—	—
Investment Advisory Fees	(53)	(119)	(329)	(342)
Net Expenses	269	241	4,303	3,737
Net Investment Income	52	106	16,773	1,466
Net Realized Gain (Loss) on:
Investments	15	21	859	(89)
Swap Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	—	2,048	(329)
Swap Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$67	$127	$19,680	$1,048

*	See Note 2 in the Notes to Financial Statements.
(1)	Indicates class specific Administrative and Shareholder Servicing Fees.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,578	$686	$1,382	$1,925	$1,642	$15,968
—	—	—	—	—	3,691
—	—	—	—	—	1
3,578	686	1,382	1,925	1,642	19,660

310	62	119	183	125	1,273
323	65	124	190	129	1,034
—	—	—	—	32	—
—	—	—	—	—	—
426	86	163	251	219	2,068
2	—	1	1	1	7
1	—	—	—	—	2
7	2	3	4	3	22
7	1	2	3	3	20
6	1	3	4	3	15
4	1	1	2	2	13
5	1	2	2	2	16
4	2	2	3	2	12
1,095	221	420	643	521	4,482

—	—	—	—	(60)	—
(245)	(41)	(94)	(144)	(10)	(852)
—	—	—	—	(23)	—
—	—	—	—	—	—
(72)	(16)	(28)	(43)	(50)	(67)
778	164	298	456	378	3,563
2,800	522	1,084	1,469	1,264	16,097

206	362	277	218	122	107
—	—	—	—	—	1,634

692	(283)	(287)	(31)	341	13,910
—	—	—	—	—	(7,877)
$3,698	$601	$1,074	$1,656	$1,727	$23,871

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	89

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2015 (Unaudited) and the year ended August 31, 2014

	Tax Free Fund		Institutional Tax Free Fund
	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014
Operations:
Net Investment Income	$52	$85	$106	$191
Net Realized Gain (Loss) on Investments and Swap Contracts	15	2	21	38
Net Change in Unrealized Appreciation on Investments and Swap Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	67	87	127	229
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(49)	(88)	(88)	(157)
Class B	N/A	N/A	(17)	(35)
Class C	N/A	N/A	—	(1)
Net Realized Gains
Class A	—	—	(25)	(33)
Class B	N/A	N/A	(5)	(7)
Class C	N/A	N/A	—	—
Total Dividends and Distributions	(49)	(88)	(135)	(233)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	3,851,872	6,217,717	2,344,459	3,082,682
Reinvestment of Dividends & Distributions	47	85	42	78
Cost of Shares Redeemed	(3,813,252)	(5,928,447)	(2,144,432)	(3,080,668)
Net Increase from Class A Transactions	38,667	289,355	200,069	2,092
Class B:
Proceeds from Shares Issued	N/A	N/A	254,047	500,793
Reinvestment of Dividends & Distributions	N/A	N/A	13	23
Cost of Shares Redeemed	N/A	N/A	(247,127)	(496,736)
Net Increase from Class B Transactions	N/A	N/A	6,933	4,080
Class C:
Proceeds from Shares Issued	N/A	N/A	4,514	16,196
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(4,656)	(18,023)
Net Decrease from Class C Transactions	N/A	N/A	(142)	(1,827)
Net Increase in Net Assets from Capital Shares Transactions	38,667	289,355	206,860	4,345
Net Increase in Net Assets	38,685	289,354	206,852	4,341
Net Assets:
Beginning of Period	980,727	691,373	938,318	933,977
End of Period	$1,019,412	$980,727	$1,145,170	$938,318
Undistributed (Distributions in excess of) Net Investment Income	$6	$3	$4	$3
(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A—Not applicable. Share classes currently not offered.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014

$16,773	$32,329	$1,466	$5,797	$2,800	$5,265
859	(5,628)	(89)	(801)	206	395

2,048	63,113	(329)	4,571	692	10,510
19,680	89,814	1,048	9,567	3,698	16,170

(16,869)	(32,252)	(1,521)	(5,792)	(2,831)	(5,251)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

—	—	—	—	(303)	(1,307)
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
(16,869)	(32,252)	(1,521)	(5,792)	(3,134)	(6,558)

190,290	394,362	270,532	488,289	31,302	73,365
14,854	28,244	1,282	4,910	2,745	5,763
(100,498)	(233,579)	(157,718)	(362,997)	(19,959)	(42,201)
104,646	189,027	114,096	130,202	14,088	36,927

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
					N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
104,646	189,027	114,096	130,202	14,088	36,927
107,457	246,589	113,623	133,977	14,652	46,539

1,320,144	1,073,555	1,140,679	1,006,702	254,068	207,529
$1,427,601	$1,320,144	$1,254,302	$1,140,679	$268,720	$254,068

$40	$136	$(15)	$40	$4	$35

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	91

Statements of Changes in Net Assets ($ Thousands)

For the six-month period ended February 28, 2015 (Unaudited) and the year ended August 31, 2014

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund
	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014
Operations:
Net Investment Income	$522	$1,060	$1,084	$2,107
Net Realized Gain (Loss) on Investments, Futures Contracts and Swap Contracts	362	(39)	277	206
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Contracts	(283)	2,124	(287)	1,980
Net Increase in Net Assets Resulting from Operations	601	3,145	1,074	4,293
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(529)	(1,060)	(1,096)	(2,107)
Class B	N/A	N/A	N/A	N/A
Net Realized Gains
Class A	(16)	(193)	(206)	(81)
Class B	N/A	N/A	N/A	N/A
Total Dividends and Distributions	(545)	(1,253)	(1,302)	(2,188)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	7,074	12,437	11,546	24,885
Reinvestment of Dividends & Distributions	481	1,115	1,221	2,062
Cost of Shares Redeemed	(4,978)	(5,877)	(6,742)	(15,303)
Net Increase from Class A Transactions	2,577	7,675	6,025	11,644
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class B Transactions
Net Increase in Net Assets from Capital Shares Transactions	2,577	7,675	6,025	11,644
Net Increase in Net Assets	2,633	9,567	5,797	13,749
Net Assets:
Beginning of Period	51,394	41,827	97,012	83,263
End of Period	$54,027	$51,394	$102,809	$97,012
Undistributed (Distributions in excess of) Net Investment Income	$(4)	$3	$(10)	$2
(1)	For Capital Share Transactions, see Note 7 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A—Not applicable. Share classes currently not offered.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014

$1,469	$2,907	$1,264	$2,490	$16,097	$26,826

218	(75)	122	(1,011)	1,741	(4,186)

(31)	4,852	341	4,017	6,033	55,962
1,656	7,684	1,727	5,496	23,871	78,602

(1,490)	(2,906)	(1,050)	(1,937)	(15,124)	(25,632)
N/A	N/A	(231)	(550)	N/A	N/A

(116)	(330)	—	—	—	(1,898)
N/A	N/A	—	—	N/A	N/A
(1,606)	(3,236)	(1,281)	(2,487)	(15,124)	(27,530)

16,960	36,425	12,766	37,151	146,974	291,173
1,444	2,891	947	1,735	13,087	23,542
(10,611)	(18,287)	(7,930)	(16,155)	(62,447)	(147,380)
7,793	21,029	5,783	22,731	97,614	167,335

N/A	N/A	464	2,398	N/A	N/A
N/A	N/A	28	59	N/A	N/A
N/A	N/A	(8,947)	(3,667)	N/A	N/A
		(8,455)	(1,210)	N/A	N/A
7,793	21,029	(2,672)	21,521	97,614	167,335
7,843	25,477	(2,226)	24,530	106,361	218,407

149,940	124,463	125,135	100,605	783,176	564,769
$157,783	$149,940	$122,909	$125,135	$889,537	$783,176
$(15)	$6	$(5)	$12	$454	$(519)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	93

Financial Highlights

For the six-month period ended February 28, 2015 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax Free Fund
Class A
2015@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$1,019,412	0.06	%(1)	0.68%	0.01%	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.01	980,727	0.09	(1)	0.68	0.01	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.01	691,373	0.16	(1)	0.68	0.01	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.01	555,705	0.23	(1)	0.69	0.01	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.03	584,917	0.30	(1)	0.69	0.01	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.03	624,432	0.36	(2)	0.70	0.03	N/A
Institutional Tax Free Fund
Class A
2015@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$960,353	0.04	%(1)	0.68%	0.02%	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.02	760,291	0.09	(1)	0.68	0.02	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	758,204	0.15	(1)	0.68	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	778,284	0.22	(1)	0.69	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	781,975	0.27	(1)	0.69	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.08	830,532	0.29	(2)	0.70	0.09	N/A
Class B
2015@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$182,477	0.04	%(1)	0.73%	0.02%	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.02	175,546	0.09	(1)	0.73	0.02	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	171,464	0.15	(1)	0.73	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	163,330	0.22	(1)	0.74	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	176,468	0.27	(1)	0.74	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.07	178,900	0.30	(2)	0.74	0.07	N/A
Class C
2015@	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.01%	$2,340	0.04	%(1)	0.93%	0.02%	N/A
2014	1.00	—	—	—	—	—	—	1.00	0.02	2,482	0.09	(1)	0.93	0.02	N/A
2013	1.00	—	—	—	—	—	—	1.00	0.02	4,308	0.15	(1)	0.93	0.02	N/A
2012	1.00	—	—	—	—	—	—	1.00	0.03	3,806	0.22	(1)	0.94	0.03	N/A
2011	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	2,994	0.27	(1)	0.93	0.05	N/A
2010	1.00	0.001	—	0.001	(0.001)	—	(0.001)	1.00	0.06	5,710	0.31	(2)	0.95	0.07	N/A
Intermediate-Term Municipal Fund
Class A
2015@	$11.72	$0.14	$0.02	$0.16	$(0.14)	$—	$(0.14)	$11.74	1.41%	$1,427,601	0.63%		0.85%	2.46%	3%
2014	11.16	0.31	0.56	0.87	(0.31)	—	(0.31)	11.72	7.88	1,320,144	0.63		0.85	2.70	13
2013	11.81	0.32	(0.65)	(0.33)	(0.32)	—	(0.32)	11.16	(2.92)	1,073,555	0.63		0.85	2.70	24
2012	11.39	0.35	0.42	0.77	(0.35)	—	(0.35)	11.81	6.83	1,010,330	0.64		0.86	2.98	27
2011	11.48	0.38	(0.09)	0.29	(0.38)	—	(0.38)	11.39	2.62	932,396	0.63		0.86	3.37	23
2010	10.83	0.38	0.65	1.03	(0.38)	—	(0.38)	11.48	9.71	937,231	0.63		0.86	3.45	20
Short Duration Municipal Fund
Class A
2015@	$10.05	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$10.05	0.13%	$1,254,302	0.63%		0.85%	0.25%	20%
2014	10.02	0.05	0.03	0.08	(0.05)	—	(0.05)	10.05	0.85	1,140,639	0.63		0.85	0.54	42
2013	10.07	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.02	0.17	1,006,702	0.63		0.85	0.69	42
2012	10.08	0.11	(0.01)	0.10	(0.11)	—	(0.11)	10.07	1.03	762,626	0.64		0.86	1.09	42
2011	10.11	0.14	(0.03)	0.11	(0.14)	—	(0.14)	10.08	1.06	614,293	0.63		0.86	1.36	69
2010	10.16	0.18	—	0.18	(0.18)	(0.05)	(0.23)	10.11	1.79	572,521	0.63		0.86	1.75	33
California Municipal Bond Fund
Class A
2015@	$10.92	$0.12	$0.03	$0.15	$(0.12)	$(0.01)	$(0.13)	$10.94	1.40%	$268,720	0.60%		0.85%	2.17%	5%
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60		0.85	2.30	7
2013	11.13	0.27	(0.58)	(0.31)	(0.27)	(0.08)	(0.35)	10.47	(2.92)	207,529	0.60		0.85	2.47	10
2012	10.78	0.32	0.35	0.67	(0.32)	—	(0.32)	11.13	6.27	176,713	0.61		0.86	2.89	20
2011	10.85	0.34	(0.07)	0.27	(0.34)	—	(0.34)	10.78	2.64	171,933	0.60		0.86	3.20	12
2010	10.24	0.35	0.61	0.96	(0.35)	—	(0.35)	10.85	9.56	165,191	0.60		0.86	3.36	7
Massachusetts Municipal Bond Fund
Class A
2015@	$10.78	$0.11	$0.01	$0.12	$(0.11)	$—	$(0.11)	$10.79	1.14%	$54,027	0.63%		0.85%	2.01%	13%
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63		0.85	2.31	7
2013	11.03	0.27	(0.64)	(0.37)	(0.27)	(0.05)	(0.32)	10.34	(3.45)	41,827	0.63		0.85	2.45	18
2012	10.77	0.29	0.32	0.61	(0.29)	(0.06)	(0.35)	11.03	5.71	40,750	0.64		0.86	2.63	10
2011	10.83	0.31	(0.03)	0.28	(0.31)	(0.03)	(0.34)	10.77	2.72	39,102	0.63		0.86	2.93	17
2010	10.26	0.32	0.61	0.93	(0.32)	(0.04)	(0.36)	10.83	9.23	38,439	0.63		0.86	3.09	14

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class A
2015@	$10.57	$0.11	$0.01	$0.12	$(0.12)	$(0.02)	$(0.14)	$10.55	1.12%	$102,809	0.60%	0.85%	2.20%	6%
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60	0.85	2.33	8
2013	10.85	0.27	(0.49)	(0.22)	(0.27)	(0.04)	(0.31)	10.32	(2.15)	83,263	0.60	0.85	2.50	9
2012	10.65	0.30	0.21	0.51	(0.30)	(0.01)	(0.31)	10.85	4.83	76,595	0.61	0.86	2.81	16
2011	10.80	0.32	(0.12)	0.20	(0.32)	(0.03)	(0.35)	10.65	1.90	75,437	0.60	0.86	3.04	6
2010	10.31	0.33	0.49	0.82	(0.33)	—	(0.33)	10.80	8.06	79,941	0.60	0.86	3.12	12
New York Municipal Bond Fund
Class A
2015@	$10.83	$0.10	$0.02	$0.12	$(0.11)	$(0.01)	$(0.12)	$10.83	1.05%	$157,783	0.60%	0.85%	1.93%	8%
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60	0.85	2.11	10
2013	11.05	0.24	(0.50)	(0.26)	(0.24)	(0.07)	(0.31)	10.48	(2.41)	124,463	0.60	0.85	2.23	13
2012	10.94	0.28	0.22	0.50	(0.28)	(0.11)	(0.39)	11.05	4.67	111,760	0.61	0.87	2.59	17
2011	11.08	0.32	(0.06)	0.26	(0.32)	(0.08)	(0.40)	10.94	2.42	103,395	0.60	0.86	2.95	18
2010	10.52	0.33	0.56	0.89	(0.33)	—	(0.33)	11.08	8.59	111,621	0.60	0.86	3.07	10
Pennsylvania Municipal Bond Fund
Class A
2015@	$10.73	$0.11	$0.04	$0.15	$(0.11)	$—	$(0.11)	$10.77	1.38%	$107,949	0.63%	0.83%	2.00%	5%
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63	0.83	2.18	6
2013	10.98	0.27	(0.53)	(0.26)	(0.27)	—	(0.27)	10.45	(2.41)	76,703	0.63	0.73	2.18	6
2012	10.65	0.31	0.33	0.64	(0.31)	—	(0.31)	10.98	6.08	64,117	0.63	0.84	2.89	12
2011	10.71	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.65	2.70	59,344	0.63	0.84	3.17	14
2010	10.15	0.36	0.56	0.92	(0.36)	—	(0.36)	10.71	9.21	56,367	0.63	0.84	3.45	15
Class B
2015@	$10.74	$0.11	$0.05	$0.16	$(0.12)	$—	$(0.12)	$10.78	1.46%	$14,960	0.48%	0.87%	2.15%	5%
2014	10.45	0.25	0.29	0.54	(0.25)	—	(0.25)	10.74	5.19	23,333	0.48	0.88	2.34	6
2013	10.99	0.29	(0.54)	(0.25)	(0.29)	—	(0.29)	10.45	(2.35)	23,902	0.48	0.88	2.26	9
2012	10.66	0.33	0.33	0.66	(0.33)	—	(0.33)	10.99	6.24	23,380	0.48	0.89	3.04	12
2011	10.72	0.35	(0.06)	0.29	(0.35)	—	(0.35)	10.66	2.85	22,116	0.48	0.89	3.33	14
2010	10.16	0.37	0.56	0.93	(0.37)	—	(0.37)	10.72	9.35	24,812	0.48	0.89	3.60	15
Tax-Advantaged Income Fund
Class A
2015@	$10.07	$0.20	$0.08	$0.28	$(0.18)	$—	$(0.18)	$10.17	2.83%	$889,537	0.86%	1.08%	3.89%	6%
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86	1.13	4.04	28
2013	9.99	0.41	(0.69)	(0.28)	(0.40)	—	(0.40)	9.31	(3.04)	564,769	0.86	1.13	4.06	32
2012	9.19	0.44	0.79	1.23	(0.43)	—	(0.43)	9.99	13.72	429,335	0.87	1.14	4.61	13
2011	9.53	0.45	(0.35)	0.10	(0.44)	—	(0.44)	9.19	1.16	297,626	0.86	1.14	4.90	19
2010	8.59	0.46	0.93	1.39	(0.45)	—	(0.45)	9.53	16.51	212,409	0.86	1.13	4.98	18

(1)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.
(2)	The Distributor and/or the Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund and Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund’s to not less than 0.01% and 0.05% respectively, of the Funds’ average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3. The Trust participated in the Treasury Guarantee Program for the Money Market Funds from September 18, 2008 through September 19, 2009.
@	For the six months period ended February 28, 2015. All ratios for the period have been annualized.
*	Per share calculations were performed using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	95

Notes to Financial Statements (Unaudited)

February 28, 2015

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds (“Funds”): the Tax Free and Institutional Tax Free Funds, (each a “Fund”, collectively “the Money Market Funds”), and the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund”, collectively “the Fixed Income Funds”). The Funds are registered to offer up to four classes of shares: Class A, Class B, Class C and Class D. Currently, the Money Market Funds and the Fixed Income Funds have operational Class A shares, the Institutional Tax Free and Pennsylvania Municipal Bond Funds have operational Class B shares, and the Institutional Tax Free Fund has operational Class C shares. As of February 28, 2015 the Class Y shares had not yet commenced operations.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2015, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stock, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the six months ended February 28, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended February 28, 2015, the Funds did not have transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended February 28, 2015, the Funds did not have transfers in or out of Level 3 assets and liabilities.

For the six months ended February 28, 2015, there were no Level 3 securities held by the Funds.

For the six months ended February 28, 2015, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2015, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. Refer to the Funds’ schedules of investments for details regarding swap contracts. At February 28, 2015, all swap agreements were considered to be interest rate risk.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	97

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2015

To reduce counterparty risk with respect to OTC transactions, the Tax-

Advantaged Income Fund may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of centrally cleared financial derivative instruments of the Funds as of February 28, 2015 ($ Thousands):

Securities with an aggregated market value of $10,900 and cash of $1,540 have been pledged as collateral for centrally cleared financial derivative instruments as of February 28, 2015 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
Fund	Swap Agreements	Total	Swap Agreements	Total
Tax-Advantaged Income Fund	$—	$—	$163	$163

Total Centrally Cleared	$—	$—	$163	$163

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

The following is a summary of the transactions with affiliates for the year ended February 28, 2015 ($ Thousands):

SEI TAX EXEMPT TRUST, INSTITUTIONAL TAX FREE FUND
	Value 8/31/2014	Purchases at Cost	Proceeds from Sales	Value 2/28/2015	Dividend Income
Intermediate-Term Municipal Fund	$23,943	$135,586	$(150,841)	$8,523	$1
Short Duration Municipal Fund	31,153	183,919	(210,233)	4,840	2
California Municipal Bond Fund	2,483	32,148	(32,513)	2,118	—
Massachusetts Municipal Bond Fund	1,262	9,947	(10,666)	543	—
New Jersey Municipal Bond Fund	1,699	9,083	(7,976)	2,807	—
New York Municipal Bond Fund	676	22,138	(20,037)	2,777	—
Pennsylvania Municipal Bond Fund	1,423	14,030	(15,453)	—	—
Tax-Advantaged Income Fund	11,377	64,873	(63,845)	12,405	1

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

98	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Redemption Fees — The Fixed Income Funds may charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specific dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Intermediate-Term Municipal Fund	$25,000	0.50%
Short Duration Municipal Fund	25,000	0.50
California Municipal Bond Fund	10,000	0.50
Massachusetts Municipal Bond Fund	10,000	0.50
New Jersey Municipal Bond Fund	10,000	0.50
New York Municipal Bond Fund	10,000	0.50
Pennsylvania Municipal Bond Fund	10,000	0.50
Tax-Advantaged Income Fund	10,000	0.50

For the fiscal six months ended February 28, 2015, the Fixed Income Funds did not charge any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Fixed Income Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. In connection with serving as Adviser to the Money Market Funds, SIMC is entitled to a tiered fee, which is calculated daily and paid monthly, based on the combined assets of the Money Market Funds. The annual fee received by SIMC for the Money Market Funds is paid to the sub-advisers of the

Money Market Funds in accordance with the sub-advisory agreements. Accordingly, SIMC does not retain a fee for its services as Adviser to the Money Market Funds.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser, Administrator and/or Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Tax Free Fund
Class A	0.05	%(1)	0.30	%(2)	0.25%	—	0.45%
Institutional Tax Free Fund
Class A	0.05	%(1)	0.30	%(2)	0.25%	—	0.33%
Class B	0.05	%(1)	0.30	%(2)	0.25%	0.05%	0.63%
Class C	0.05	%(1)	0.30	%(2)	0.25%	0.25%	0.83%
Intermediate-Term Municipal Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
Short Duration Municipal Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
California Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%
Massachusetts Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.63%
New Jersey Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%
New York Municipal Bond Fund
Class A	0.33%		0.24%		0.25%	—	0.60%

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	99

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2015

	Advisory Fees	Administration Fees		Shareholder Servicing Fees	Administrative Service Fees	Voluntary Expense Limitations
Pennsylvania Municipal Bond Fund
Class A	0.35%	0.20%		0.25%	—	0.63%
Class B	0.35%	0.20%		0.25%	0.05%	0.48%
Tax-Advantaged Income Fund
Class A	0.50%	0.30	%(2)	0.25%	—	0.86%

(1)	The Adviser receives an annual fee equal to 0.05% on the first $500 million of net assets, 0.04% for the next $500 million and 0.03% of net assets in excess of $1 billion. The fee is calculated based on the combined assets of the Tax Free and Institutional Tax Free Funds.
(2)	Prior to October 1, 2014, the annual fees payable to the Administrator were 0.36%. Effective October 1, 2014 the annual fees payable to the Administrator will be 0.35%.

The Administrator and/or Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to ensure the one-day net income yield of the Funds is not less than 0.01% of the Funds’ average daily net assets. The waiver is voluntary and can be terminated by the Funds’ Administrator and/or Distributor at any time. The following table shows the waivers by class for the six months ended February 28, 2015:

	Administration Fee Waiver ($ Thousands)	Administrative and Shareholder Servicing Fee Waiver ($ Thousands)
Tax Free Fund, Cl A	$1,504	$—
Institutional Tax Free Fund, Cl A	1,257	—
Institutional Tax Free Fund, Cl B	249	263
Institutional Tax Free Fund, Cl C	3	6

As of February 28, 2015, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Tax Free Fund
BofA Advisors, LLC
Institutional Tax Free Fund
BofA Advisors, LLC
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers
Standish Mellon Asset Management Company, LLC
Short Duration Municipal Fund
Neuberger Berman Fixed Income, LLC
Wells Capital Management, Inc.
California Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Massachusetts Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New Jersey Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
New York Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Pennsylvania Municipal Bond Fund
Standish Mellon Asset Management Company, LLC
Tax-Advantaged Income Fund
Pacific Investment Management Company, LLC
Spectrum Asset Management, Inc.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC, a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2015 and for the six months ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six months ended February 28, 2015, were as follows:

	Intermediate- Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	California Municipal Bond Fund ($ Thousands)	Massachusetts Municipal Bond Fund ($ Thousands)
Purchases	$173,791	$128,308	$28,204	$10,322
Sales	46,420	98,395	13,310	6,623

100	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

	New Jersey Municipal Bond Fund ($ Thousands)	New York Municipal Bond Fund ($ Thousands)	Pennsylvania Municipal Bond Fund ($ Thousands)	Tax-Advantaged Income Fund ($ Thousands)
Purchases	$9,958	$16,565	$6,688	$159,876
Sales	5,489	11,471	7,737	33,156

The Tax-Advantaged Income Fund had purchases and sales of U.S. Government securities during the six months ended February 28, 2015. The cost of security purchases and the proceeds from the sale of U.S. Government securities were $0 ($ Thousands) and $8,903 ($ Thousands), respectively.

5. CONCENTRATIONS/RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

The Funds invest in debt instruments of municipal issuers. The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value a Fund’s securities.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Fund.

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	101

Notes to Financial Statements (Unaudited) (Continued)

February 28, 2015

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Totals ($ Thousands)
Tax Free Fund	2014	$82	$6	$—	$88
	2013	66	—	—	66
Institutional Tax Free Fund	2014	187	16	30	233
	2013	200	—	—	200
Intermediate-Term Municipal Fund	2014	32,220	32	—	32,252
	2013	28,285	11	—	28,296
Short Duration Municipal Fund	2014	5,776	16	—	5,792
	2013	5,806	4	—	5,810
California Municipal Bond Fund	2014	5,234	17	1,307	6,558
	2013	4,868	—	1,293	6,161
Massachusetts Municipal Bond Fund	2014	1,060	—	193	1,253
	2013	1,019	12	191	1,222
New Jersey Municipal Bond Fund	2014	2,107	—	81	2,188
	2013	1,991	—	260	2,251
New York Municipal Bond Fund	2014	2,906	—	330	3,236
	2013	2,631	58	660	3,349
Pennsylvania Municipal Bond Fund	2014	2,485	2	—	2,487
	2013	2,408	14	—	2,422
Tax-Advantaged Income Fund	2014	19,099	6,537	1,894	27,530
	2013	14,278	6,198	—	20,476

As of August 31, 2014 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$11	$—	$—	$—	$—	$—	$(8)	$3
Institutional Tax Free Fund	21	—	24	—	—	—	(16)	29
Intermediate-Term Municipal Fund	2,772	—	—	(6,356)	—	75,424	(2,731)	69,109
Short Duration Municipal Fund	367	—	—	(843)	(511)	2,796	(350)	1,459
California Municipal Bond Fund	499	—	239	—	—	12,605	(472)	12,871
Massachusetts Municipal Bond Fund	94	—	—	—	(49)	3,065	(92)	3,018
New Jersey Municipal Bond Fund	189	—	205	—	—	3,927	(186)	4,135
New York Municipal Bond Fund	258	—	—	—	(75)	6,185	(252)	6,116
Pennsylvania Municipal Bond Fund	218	—	—	(2,271)	—	5,104	(211)	2,840
Tax-Advantaged Income Fund	816	—	—	(3,401)	—	50,503	(2,486)	45,432

Post-October losses represent losses realized on investment transactions from November 1, 2013 through August 31, 2014, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds, incurred in taxable years beginning before December 22, 2010 can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Total Capital Loss Carryforward 8/31/2014 ($ Thousands)
Intermediate-Term Municipal Fund	$—	$—	$972	$—	$—	$—	$972
Pennsylvania Municipal Bond Fund	—	—	1,262	—	—	—	1,262

102	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

During the year ended August 31, 2014, the funds did not utilize capital loss carryforwards to offset realized capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2014 ($ Thousands)
Intermediate-Term Municipal Fund	$1,612	$3,772	$5,384
Short Duration Municipal Fund	425	418	843
Pennsylvania Municipal Bond Fund	—	1,009	1,009
Tax-Advantaged Income Fund	3,401	—	3,401

At February 28, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ Depreciation ($ Thousands)
Intermediate-Term Municipal Fund	$1,351,133	$79,150	$(1,456)	$77,694
Short Duration Municipal Fund	1,252,213	2,926	(468)	2,458
California Municipal Bond Fund	253,509	13,429	(131)	13,298
Massachusetts Municipal Bond Fund	50,799	2,818	(36)	2,782
New Jersey Municipal Bond Fund	98,645	3,747	(107)	3,640
New York Municipal Bond Fund	150,164	6,224	(70)	6,154
Pennsylvania Municipal Bond Fund	115,858	5,492	(53)	5,439
Tax-Advantaged Income Fund	810,791	83,332	(14,729)	68,603

At February 28, 2015, the cost of securities held by the Money Market Funds for Federal income tax purposes approximates the cost located in the Schedule of Investments.

7. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Intermediate-Term Municipal Fund
	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	3,851,871	6,217,717	2,344,458	3,082,682	16,202	34,434
Reinvestments of Dividends & Distributions	47	85	42	78	1,263	2,455
Cost of Shares Redeemed	(3,813,251)	(5,928,446)	(2,144,432)	(3,080,668)	(8,548)	(20,403)
Total Class A Transactions	38,667	289,356	200,068	2,092	8,917	16,486
Class B:
Proceeds from Shares Issued	N/A	N/A	254,047	500,793	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	13	23	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(247,127)	(496,736)	N/A	N/A
Total Class B Transactions	N/A	N/A	6,933	4,080	N/A	N/A
Class C:
Proceeds from Shares Issued	N/A	N/A	4,515	16,196	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	—	—	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	(4,657)	(18,023)	N/A	N/A
Total Class C Transactions	N/A	N/A	(142)	(1,827)	N/A	N/A
Increase in Share Transactions	38,667	289,356	206,859	4,345	8,917	16,486

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	103

Notes to Financial Statements (Unaudited) (Concluded)

February 28, 2015

	Short Duration Municipal Fund		California Municipal Bond Fund		Massachusetts Municipal Bond Fund
	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	26,919	48,619	2,868	6,856	655	1,175
Reinvestments of Dividends & Distributions	127	489	251	538	44	105
Cost of Shares Redeemed	(15,693)	(36,146)	(1,829)	(3,947)	(461)	(556)
Total Class A Transactions	11,353	12,962	1,290	3,447	238	724
Increase in Share Transactions	11,353	12,962	1,290	3,447	238	724

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014	09/01/14 to 02/28/15	2014
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	1,094	2,376	1,565	3,422	1,188	3,502	14,522	29,943
Reinvestments of Dividends & Distributions	116	197	133	271	88	163	1,292	2,413
Cost of Shares Redeemed	(639)	(1,461)	(980)	(1,716)	(738)	(1,522)	(6,168)	(15,248)
Total Class A Transactions	571	1,112	718	1,977	538	2,143	9,646	17,108
Class B:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	44	226	N/A	N/A
Reinvestments of Dividends & Distributions	N/A	N/A	N/A	N/A	2	6	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(830)	(345)	N/A	N/A
Total Class B Transactions	N/A	N/A	N/A	N/A	(784)	(113)	N/A	N/A
Increase in Share Transactions	571	1,112	718	1,977	(246)	2,030	9,646	17,108

N/A — Not applicable. Share classes currently not offered.

8. OTHER MATTERS

The U.S. Securities and Exchange Commission recently adopted changes to the regulations governing money market mutual funds, such as the Tax Free Fund and Institutional Tax Free Fund (the “Funds”). As a result of these changes, money market mutual funds will be required to trade at a floating net asset value instead of a stable $1.00 net asset per share, unless they either limit their portfolios to investments in cash, government securities and fully collateralized repurchase agreements or limit their shareholders to natural persons. Certain money market mutual funds will also be required to consider taking certain protective actions if their weekly liquid assets fall below a certain percentage of their total assets. Such protective actions may include imposing liquidity fees on redeeming shareholders or temporarily imposing a gate on redemptions entirely. The new regulations will also require the Funds to undertake additional stress testing of its portfolio and enhance certain disclosures on its website, offering documents and marketing materials. Most of these changes do not go into effect until October 2016. Nonetheless, as the compliance date for these new regulations approaches, the Funds may incur certain compliance and operating costs. The Funds do not currently have plans to make any changes to its investment portfolio and/or the eligibility requirements for Fund shareholders during the current fiscal year, although they reserve the right to do so. To the extent the Funds make any changes to comply with the new regulations that are expected to impact Fund shareholders, they will provide Fund shareholders with advance notice.

104	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2014 to February 28, 2015).

The table following table illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.06%	$0.30
Hypothetical 5% Return
Class A	$1,000.00	$1,024.50	0.06%	$0.30
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.04%	$0.20
Class B	1,000.00	1,000.10	0.05	0.25
Class C	1,000.00	1,000.10	0.05	0.25
Hypothetical 5% Return
Class A	$1,000.00	$1,024.59	0.04%	$0.20
Class B	1,000.00	1,024.54	0.05	0.25
Class C	1,000.00	1,024.54	0.05	0.25

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratios	Expenses Paid During Period*
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,014.10	0.63%	$3.15
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,001.30	0.63%	$3.13
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,014.00	0.60%	$3.00
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015	105

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratios	Expenses Paid During Period*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,011.40	0.63%	$3.14
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,011.40	0.60%	$2.99
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,010.50	0.60%	$2.99
Hypothetical 5% Return
Class A	$1,000.00	$1,021.78	0.60%	$3.01

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratios	Expenses Paid During Period*
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,013.80	0.63%	$3.15
Class B	1,000.00	1,014.60	0.48	2.40
Hypothetical 5% Return
Class A	$1,000.00	$1,021.63	0.63%	$3.16
Class B	1,000.00	1,022.38	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,028.30	0.86%	$4.33
Hypothetical 5% Return
Class A	$1,000.00	$1,020.48	0.86%	$4.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

106	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2015

SEI TAX-EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-090 (2/15)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(a)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 6, 2015
By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 6, 2015